UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska	68022-3474
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	402-895-1600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

AlphaCentric Income Opportunities Fund

Class A Shares (IOFAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$191	1.84%

How did the Fund perform during the reporting period?

Fed interest rate cuts from the end of 2024 led to strong IOFAX outperformance in 2025. Of course, the so-called "tariff tantrum" during April 2025 led to a rocky start, but it proved to be a relatively small blip as markets regrouped and resumed soon after. Broad sentiment in fixed income had already improved, as inflation had lowered to more acceptable levels, and the trajectory was perceived to be decreasing as well. As relative comps to the  Residential Mortgage Backed Securities (RMBS) holdings in IOFAX, investment grade (IG) and high yield (HY) corporate bond spreads had already recovered from 2022-2023 wides and were trading in more traditional fashion, but the RMBS market had lagged.

The 2022-2023 increase in rates understandably slowed the overall housing market. With the lack of transactions, mortgage origination and production of new deals, and indicative pricing spreads was dramatically reduced as well. Further, participation and focus moved to shorter parts of the curve, since investors could be compensated well in the front end of the market without having to undertake longer duration risk. But the Fed funds cuts beginning in September 2024 signaled that rates were finally "safe" to be engaged and duration could be embraced. Mortgage issuance steadily increased as well, and 2025 presented a marked increase in volume as well as participation, leading to some catch-up in spread tightening vs IG and HY, all of which helped performance in IOFAX holdings.

Much of the IOFAX portfolio benefits further from lower Fed funds/front-end rates because of the interest rate coupon formula of the bonds. While the coupon itself decreases because of lower benchmark rates, this often leads to more of the deals' interest cash flows being available for writeback of prior losses, recapture of coupon shortfalls, and other positives which are higher-weighted in the portfolio. This all contributed to outperformance for the year and will hopefully continue, in particular since more Fed funds cuts were made at the end of 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,835
$11,228
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$9,529	$10,000
Mar-2017	$10,693	$10,044
Mar-2018	$11,967	$10,165
Mar-2019	$12,603	$10,620
Mar-2020	$8,776	$11,569
Mar-2021	$12,941	$11,651
Mar-2022	$13,416	$11,168
Mar-2023	$10,716	$10,633
Mar-2024	$10,302	$10,814
Mar-2025	$10,417	$11,342
Mar-2026	$11,228	$11,835

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Income Opportunities Fund
Without Load	7.79%	-2.80%	1.65%
With Load	2.71%	-3.74%	1.17%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
90.4%
CMO
13.6%
Financials
1.7%
Real Estate
0.8%
Liabilities in Excess of Other Assets
-6.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-IOFAX

AlphaCentric Income Opportunities Fund

Class C Shares (IOFCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$268	2.59%

How did the Fund perform during the reporting period?

Fed interest rate cuts from the end of 2024 led to strong IOFCX outperformance in 2025. Of course, the so-called "tariff tantrum" during April 2025 led to a rocky start, but it proved to be a relatively small blip as markets regrouped and resumed soon after. Broad sentiment in fixed income had already improved, as inflation had lowered to more acceptable levels, and the trajectory was perceived to be decreasing as well. As relative comps to the Residential Mortgage Backed Securities (RMBS) holdings in IOFCX, investment grade (IG) and high yield (HY) corporate bond spreads had already recovered from 2022-2023 wides and were trading in more traditional fashion, but the RMBS market had lagged.

The 2022-2023 increase in rates understandably slowed the overall housing market. With the lack of transactions, mortgage origination and production of new deals, and indicative pricing spreads was dramatically reduced as well. Further, participation and focus moved to shorter parts of the curve, since investors could be compensated well in the front end of the market without having to undertake longer duration risk. But the Fed funds cuts beginning in September 2024 signaled that rates were finally "safe" to be engaged and duration could be embraced. Mortgage issuance steadily increased as well, and 2025 presented a marked increase in volume as well as participation, leading to some catch-up in spread tightening vs IG and HY, all of which helped performance in IOFCX holdings.

Much of the IOFCX portfolio benefits further from lower Fed funds/front-end rates because of the interest rate coupon formula of the bonds. While the coupon itself decreases because of lower benchmark rates, this often leads to more of the deals' interest cashflows being available for writeback of prior losses, recapture of coupon shortfalls, and other positives which are higher-weighted in the portfolio. This all contributed to outperformance for the year and will hopefully continue, in particular since more Fed funds cuts were made at the end of 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,835
$10,929
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,136	$10,044
Mar-2018	$12,370	$10,165
Mar-2019	$12,938	$10,620
Mar-2020	$8,940	$11,569
Mar-2021	$13,079	$11,651
Mar-2022	$13,461	$11,168
Mar-2023	$10,669	$10,633
Mar-2024	$10,176	$10,814
Mar-2025	$10,226	$11,342
Mar-2026	$10,929	$11,835

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Income Opportunities Fund	6.87%	-3.53%	0.89%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-IOFCX

AlphaCentric Income Opportunities Fund

Class I Shares (IOFIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$165	1.59%

How did the Fund perform during the reporting period?

Fed interest rate cuts from the end of 2024 led to strong IOFIX outperformance in 2025. Of course, the so-called "tariff tantrum" during April 2025 led to a rocky start, but it proved to be a relatively small blip as markets regrouped and resumed soon after. Broad sentiment in fixed income had already improved, as inflation had lowered to more acceptable levels, and the trajectory was perceived to be decreasing as well. As relative comps to the Residential Mortgage Backed Securities (RMBS) holdings in IOFIX, investment grade (IG) and high yield (HY) corporate bond spreads had already recovered from 2022-2023 wides and were trading in more traditional fashion, but the RMBS market had lagged.

The 2022-2023 increase in rates understandably slowed the overall housing market. With the lack of transactions, mortgage origination and production of new deals, and indicative pricing spreads was dramatically reduced as well. Further, participation and focus moved to shorter parts of the curve, since investors could be compensated well in the front end of the market without having to undertake longer duration risk. But the Fed funds cuts beginning in September 2024 signaled that rates were finally "safe" to be engaged and duration could be embraced. Mortgage issuance steadily increased as well, and 2025 presented a marked increase in volume as well as participation, leading to some catch-up in spread tightening vs IG and HY, all of which helped performance in IOFIX holdings.

Much of the IOFIX portfolio benefits further from lower Fed funds/front-end rates because of the interest rate coupon formula of the bonds. While the coupon itself decreases because of lower benchmark rates, this often leads to more of the deals' interest cashflows being available for writeback of prior losses, recapture of coupon shortfalls, and other positives which are higher-weighted in the portfolio. This all contributed to outperformance for the year and will hopefully continue, in particular since more Fed funds cuts were made at the end of 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,088
$11,835
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,256	$10,044
Mar-2018	$12,625	$10,165
Mar-2019	$13,338	$10,620
Mar-2020	$9,309	$11,569
Mar-2021	$13,756	$11,651
Mar-2022	$14,297	$11,168
Mar-2023	$11,452	$10,633
Mar-2024	$11,038	$10,814
Mar-2025	$11,188	$11,342
Mar-2026	$12,088	$11,835

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Income Opportunities Fund	8.04%	-2.55%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$213,459,873
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$2,745,435
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	2.4%
Money Market Funds	0.0%
Non-Agency Residential Mortgage Backed Securities	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.5%
Real Estate	0.8%
Financials	1.7%
CMO	13.6%
ABS	90.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 2.741%, 07/25/36	16.1%
CIT Mortgage Loan Trust 2007-1, 5.543%, 10/25/37	9.3%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	7.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 1.176%, 08/25/57	5.7%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.972%, 12/25/36	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 3.673%, 12/25/36	4.8%
CIT Mortgage Loan Trust 2007-1, 5.195%, 10/25/37	4.8%
Nationstar Home Equity Loan Trust 2007-B, 4.319%, 04/25/37	3.7%
RAAC Series 2007-SP3 Trust, 6.043%, 09/25/47	3.5%
Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.000%, 05/25/37	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-IOFIX

AlphaCentric Life Sciences and Healthcare Fund

Class A Shares (LYFAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$185	1.65%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. From an industry perspective, the largest weights in the fund are Biotechnology, Pharmaceuticals, and Health Care Equipment. The best performing industry in the period under management was Biotechnology. The worst performing industry in the same period was Managed Health Care.

The greatest contributor to performance in the period was Ionis Pharmaceuticals (IONS). IONS released positive Phase III trial results of its drug Olezarsen in patients with severe hypertriglyceridemia. While we expected the results to be positive, the magnitude of benefit observed was significant and led to a meaningful increase in the share price.

The greatest detractor in the period was UnitedHealth Group (UNH). In April 2025, an encouraging Medicare Advantage rate update for 2026 quickly gave way to a first quarter earnings report that was dramatically worse than peers, marking the beginning of a difficult stretch for UnitedHealth Group in the portfolio. Management followed in May with a CEO change and the full removal of annual guidance. By July, new management had officially reset expectations, which we viewed as establishing an earnings floor. A brief respite came in August when Berkshire Hathaway disclosed a $1.6 billion stake and shares rallied. Despite that, UNH ended the year as the single largest detractor to fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,889
$19,062
$16,584
$13,868
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$9,425	$10,000	$10,000	$10,000
03/31/20	$9,001	$8,283	$8,296	$9,046
03/31/21	$15,004	$12,950	$14,534	$12,125
03/31/22	$14,593	$14,977	$9,659	$14,441
03/31/23	$15,031	$13,819	$8,153	$13,907
03/31/24	$14,911	$17,948	$10,245	$16,144
03/31/25	$15,404	$19,430	$8,767	$16,210
03/31/26	$19,062	$22,889	$13,868	$16,584

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund
Without Load	23.75%	4.90%	11.76%
With Load	16.61%	3.67%	10.72%
S&P 500® Index	17.80%	12.06%	13.96%
S&P Biotechnology Select Industry Index	58.19%	-0.93%	5.30%
S&P Health Care Select Sector Index	2.31%	6.46%	8.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
92.4%
Money Market Funds
7.7%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-LYFAX

AlphaCentric Life Sciences and Healthcare Fund

Class C Shares (LYFCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$267	2.40%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. From an industry perspective, the largest weights in the fund are Biotechnology, Pharmaceuticals, and Health Care Equipment. The best performing industry in the period under management was Biotechnology. The worst performing industry in the same period was Managed Health Care.

The greatest contributor to performance in the period was Ionis Pharmaceuticals (IONS). IONS released positive Phase III trial results of its drug Olezarsen in patients with severe hypertriglyceridemia. While we expected the results to be positive, the magnitude of benefit observed was significant and led to a meaningful increase in the share price.

The greatest detractor in the period was UnitedHealth Group (UNH). In April 2025, an encouraging Medicare Advantage rate update for 2026 quickly gave way to a first quarter earnings report that was dramatically worse than peers, marking the beginning of a difficult stretch for UnitedHealth Group in the portfolio. Management followed in May with a CEO change and the full removal of annual guidance. By July, new management had officially reset expectations, which we viewed as establishing an earnings floor. A brief respite came in August when Berkshire Hathaway disclosed a $1.6 billion stake and shares rallied. Despite that, UNH ended the year as the single largest detractor to fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,889
$19,433
$16,584
$13,868
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$10,000	$10,000	$10,000	$10,000
03/31/20	$9,550	$8,283	$8,296	$9,046
03/31/21	$15,889	$12,950	$14,534	$12,125
03/31/22	$15,326	$14,977	$9,659	$14,441
03/31/23	$15,672	$13,819	$8,153	$13,907
03/31/24	$15,436	$17,948	$10,245	$16,144
03/31/25	$15,823	$19,430	$8,767	$16,210
03/31/26	$19,433	$22,889	$13,868	$16,584

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund	22.82%	4.11%	11.05%
S&P 500® Index	17.80%	12.06%	13.96%
S&P Biotechnology Select Industry Index	58.19%	-0.93%	5.30%
S&P Health Care Select Sector Index	2.31%	6.46%	8.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-LYFCX

AlphaCentric Life Sciences and Healthcare Fund

Class I Shares (LYFIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$157	1.40%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. From an industry perspective, the largest weights in the fund are Biotechnology, Pharmaceuticals, and Health Care Equipment. The best performing industry in the period under management was Biotechnology. The worst performing industry in the same period was Managed Health Care.

The greatest contributor to performance in the period was Ionis Pharmaceuticals (IONS). IONS released positive Phase III trial results of its drug Olezarsen in patients with severe hypertriglyceridemia. While we expected the results to be positive, the magnitude of benefit observed was significant and led to a meaningful increase in the share price.

The greatest detractor in the period was UnitedHealth Group (UNH). In April 2025, an encouraging Medicare Advantage rate update for 2026 quickly gave way to a first quarter earnings report that was dramatically worse than peers, marking the beginning of a difficult stretch for UnitedHealth Group in the portfolio. Management followed in May with a CEO change and the full removal of annual guidance. By July, new management had officially reset expectations, which we viewed as establishing an earnings floor. A brief respite came in August when Berkshire Hathaway disclosed a $1.6 billion stake and shares rallied. Despite that, UNH ended the year as the single largest detractor to fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,889
$20,517
$16,584
$13,868
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$10,000	$10,000	$10,000	$10,000
03/31/20	$9,550	$8,283	$8,296	$9,046
03/31/21	$15,950	$12,950	$14,534	$12,125
03/31/22	$15,557	$14,977	$9,659	$14,441
03/31/23	$16,057	$13,819	$8,153	$13,907
03/31/24	$15,967	$17,948	$10,245	$16,144
03/31/25	$16,533	$19,430	$8,767	$16,210
03/31/26	$20,517	$22,889	$13,868	$16,584

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund	24.10%	5.16%	12.01%
S&P 500® Index	17.80%	12.06%	13.96%
S&P Biotechnology Select Industry Index	58.19%	-0.93%	5.30%
S&P Health Care Select Sector Index	2.31%	6.46%	8.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$39,323,316
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$212,585
Portfolio Turnover	107%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	7.7%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	7.7%
Health Care	92.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.7%
Gilead Sciences, Inc.	7.2%
AstraZeneca plc	5.6%
Vertex Pharmaceuticals, Inc.	5.6%
Ionis Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Incyte Corporation	3.4%
Roivant Sciences Ltd.	3.4%
Argenx S.E.	3.3%
Neurocrine Biosciences, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-LYFIX

AlphaCentric Premium Opportunity Fund

Class A Shares (HMXAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$236	2.24%

How did the Fund perform during the reporting period?

The past year proved to be one of stark regime contrasts for systematic strategies such as those utilized by the Fund. The period opened with April 2025's tariff-induced turbulence, where the VIX spiked above 40 before collapsing back under 20 in just 21 days — the fastest normalization since 1990. That violent compression gave way to a sustained "market up, volatility down" regime through the middle of the period, with the VIX drifting to multi-year lows in August and September, creating an ideal environment for systematic premium harvesting. The Fund navigated this bifurcated landscape by using VIX-based protection and out-of-the-money puts to absorb April's whipsaw without overcorrecting, then leaning into option income strategies as volatility compressed.

That constructive backdrop carried into early 2026 until the joint US-Israeli military campaign against Iran, commencing February 28, fundamentally altered the market landscape. Our systematic models pivoted the Fund into a defensive "market down, volatility up" posture during March, which proved to be the primary contributor to relative outperformance as the S&P 500 posted five consecutive weekly declines to close the period. The Fund also benefited from the dramatic broadening of market participation away from the Mag Seven names. The principal detractor was the on-again, off-again nature of war-related headlines, which produced a slow, grinding volatility environment rather than a sharp capitulation — meaning convexity hedges never fully realized their maximum payoff potential.

Looking ahead, the Iran conflict remains the dominant variable, driving the direction of energy prices, inflation expectations, and Fed policy. With the Fed on hold, the timing of any resumption of rate cuts is contingent on the conflict's evolution. The Fund enters the new period with a more constructive, bullish-leaning stance while retaining systematic flexibility to re-engage defensive positioning should conditions deteriorate. De-escalation would favor the Fund's market participation strategies as risk appetite normalizes, while option income would continue to benefit from still-elevated implied volatility. Conversely, further escalation — or a persistent high implied / low realized volatility environment — would again challenge regime-switching and limit the convexity payoff of downside protection. In either scenario, we believe our dynamic, multi-quadrant approach — emphasizing durable protection while maintaining adaptability — is well-positioned to navigate the path ahead.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,333
$17,314
Sep-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Sep-2016	$9,426	$10,000
Mar-2017	$9,692	$11,012
Mar-2018	$8,749	$12,553
Mar-2019	$10,068	$13,745
Mar-2020	$12,447	$12,786
Mar-2021	$14,211	$19,991
Mar-2022	$14,529	$23,119
Mar-2023	$13,870	$21,332
Mar-2024	$15,789	$27,706
Mar-2025	$15,593	$29,993
Mar-2026	$17,314	$35,333

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2016)
AlphaCentric Premium Opportunity Fund
Without Load	11.03%	4.03%	6.61%
With Load	4.65%	2.81%	5.95%
S&P 500® Index	17.80%	12.06%	14.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Index Options	-2.6%
Written Future Options	-10.0%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P500 Emini Option, 06/18/26 6400.0 Put	-3.0%
S&P Emini 2nd Week, 04/10/26 6450.0 Call	-1.4%
S&P Emini 3rd Week, 04/17/26 6625.0 Call	-1.1%
S&P Emini 3rd Week, 04/17/26 6250.0 Put	-0.9%
S&P 500 Index, 06/30/26 6250.0 Put	-0.5%
S&P 500 Index, 06/30/26 6200.0 Put	-0.5%
S&P Emini 2nd Week, 04/10/26 6200.0 Put	-0.4%
S&P Emini 2nd Week, 04/10/26 6500.0 Call	-0.4%
S&P Emini 3rd Week, 05/15/26 6400.0 Put	-0.4%
S&P Emini 3rd Week, 04/17/26 6000.0 Put	-0.4%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HMXAX

AlphaCentric Premium Opportunity Fund

Class C Shares (HMXCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$314	2.99%

How did the Fund perform during the reporting period?

The past year proved to be one of stark regime contrasts for systematic strategies such as those utilized by the Fund. The period opened with April 2025's tariff-induced turbulence, where the VIX spiked above 40 before collapsing back under 20 in just 21 days — the fastest normalization since 1990. That violent compression gave way to a sustained "market up, volatility down" regime through the middle of the period, with the VIX drifting to multi-year lows in August and September, creating an ideal environment for systematic premium harvesting. The Fund navigated this bifurcated landscape by using VIX-based protection and out-of-the-money puts to absorb April's whipsaw without overcorrecting, then leaning into option income strategies as volatility compressed.

That constructive backdrop carried into early 2026 until the joint US-Israeli military campaign against Iran, commencing February 28, fundamentally altered the market landscape. Our systematic models pivoted the Fund into a defensive "market down, volatility up" posture during March, which proved to be the primary contributor to relative outperformance as the S&P 500 posted five consecutive weekly declines to close the period. The Fund also benefited from the dramatic broadening of market participation away from the Mag Seven names. The principal detractor was the on-again, off-again nature of war-related headlines, which produced a slow, grinding volatility environment rather than a sharp capitulation — meaning convexity hedges never fully realized their maximum payoff potential.

Looking ahead, the Iran conflict remains the dominant variable, driving the direction of energy prices, inflation expectations, and Fed policy. With the Fed on hold, the timing of any resumption of rate cuts is contingent on the conflict's evolution. The Fund enters the new period with a more constructive, bullish-leaning stance while retaining systematic flexibility to re-engage defensive positioning should conditions deteriorate. De-escalation would favor the Fund's market participation strategies as risk appetite normalizes, while option income would continue to benefit from still-elevated implied volatility. Conversely, further escalation — or a persistent high implied / low realized volatility environment — would again challenge regime-switching and limit the convexity payoff of downside protection. In either scenario, we believe our dynamic, multi-quadrant approach — emphasizing durable protection while maintaining adaptability — is well-positioned to navigate the path ahead.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,333
$17,225
Sep-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Mar-2017	$10,254	$11,012
Mar-2018	$9,192	$12,553
Mar-2019	$10,500	$13,745
Mar-2020	$12,957	$12,786
Mar-2021	$14,679	$19,991
Mar-2022	$14,893	$23,119
Mar-2023	$14,112	$21,332
Mar-2024	$15,944	$27,706
Mar-2025	$15,625	$29,993
Mar-2026	$17,225	$35,333

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2016)
AlphaCentric Premium Opportunity Fund	10.24%	3.25%	5.89%
S&P 500® Index	17.80%	12.06%	14.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Index Options	-2.6%
Written Future Options	-10.0%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P500 Emini Option, 06/18/26 6400.0 Put	-3.0%
S&P Emini 2nd Week, 04/10/26 6450.0 Call	-1.4%
S&P Emini 3rd Week, 04/17/26 6625.0 Call	-1.1%
S&P Emini 3rd Week, 04/17/26 6250.0 Put	-0.9%
S&P 500 Index, 06/30/26 6250.0 Put	-0.5%
S&P 500 Index, 06/30/26 6200.0 Put	-0.5%
S&P Emini 2nd Week, 04/10/26 6200.0 Put	-0.4%
S&P Emini 2nd Week, 04/10/26 6500.0 Call	-0.4%
S&P Emini 3rd Week, 05/15/26 6400.0 Put	-0.4%
S&P Emini 3rd Week, 04/17/26 6000.0 Put	-0.4%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HMXCX

AlphaCentric Premium Opportunity Fund

Class I Shares (HMXIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$210	1.99%

How did the Fund perform during the reporting period?

The past year proved to be one of stark regime contrasts for systematic strategies such as those utilized by the Fund. The period opened with April 2025's tariff-induced turbulence, where the VIX spiked above 40 before collapsing back under 20 in just 21 days — the fastest normalization since 1990. That violent compression gave way to a sustained "market up, volatility down" regime through the middle of the period, with the VIX drifting to multi-year lows in August and September, creating an ideal environment for systematic premium harvesting. The Fund navigated this bifurcated landscape by using VIX-based protection and out-of-the-money puts to absorb April's whipsaw without overcorrecting, then leaning into option income strategies as volatility compressed.

That constructive backdrop carried into early 2026 until the joint US-Israeli military campaign against Iran, commencing February 28, fundamentally altered the market landscape. Our systematic models pivoted the Fund into a defensive "market down, volatility up" posture during March, which proved to be the primary contributor to relative outperformance as the S&P 500 posted five consecutive weekly declines to close the period. The Fund also benefited from the dramatic broadening of market participation away from the Mag Seven names. The principal detractor was the on-again, off-again nature of war-related headlines, which produced a slow, grinding volatility environment rather than a sharp capitulation — meaning convexity hedges never fully realized their maximum payoff potential.

Looking ahead, the Iran conflict remains the dominant variable, driving the direction of energy prices, inflation expectations, and Fed policy. With the Fed on hold, the timing of any resumption of rate cuts is contingent on the conflict's evolution. The Fund enters the new period with a more constructive, bullish-leaning stance while retaining systematic flexibility to re-engage defensive positioning should conditions deteriorate. De-escalation would favor the Fund's market participation strategies as risk appetite normalizes, while option income would continue to benefit from still-elevated implied volatility. Conversely, further escalation — or a persistent high implied / low realized volatility environment — would again challenge regime-switching and limit the convexity payoff of downside protection. In either scenario, we believe our dynamic, multi-quadrant approach — emphasizing durable protection while maintaining adaptability — is well-positioned to navigate the path ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$75,000
$60,000
$45,000
$30,000
$15,000
$0
$70,112
$34,140
Aug-2011
Mar-2012
Mar-2013
Mar-2014
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Aug-2011	$10,000	$10,000
Mar-2012	$11,330	$11,704
Mar-2013	$13,730	$13,338
Mar-2014	$15,700	$16,254
Mar-2015	$16,520	$18,323
Mar-2016	$17,610	$18,650
Mar-2017	$18,599	$21,852
Mar-2018	$16,926	$24,910
Mar-2019	$19,525	$27,275
Mar-2020	$24,197	$25,372
Mar-2021	$27,689	$39,669
Mar-2022	$28,384	$45,876
Mar-2023	$27,157	$42,331
Mar-2024	$31,005	$54,979
Mar-2025	$30,682	$59,516
Mar-2026	$34,140	$70,112

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Premium Opportunity Fund	11.27%	4.28%	6.84%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$32,454,573
Number of Portfolio Holdings	103
Advisory Fee (net of waivers)	$352,846
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	78.5%
Purchased Options	21.5%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	43.2%
Specialty	-0.1%
Index Options Purchased	3.2%
Future Options Purchased	11.7%
Money Market	54.6%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	40.5%
Fidelity Investments Money Market Government Portfolio, Class I	14.1%
S&P Emini 2nd Week, 04/10/26 6400.0 Call	2.3%
S&P500 Emini Option, 06/18/26 6500.0 Put	1.7%
S&P Emini 3rd Week, 04/17/26 6575.0 Call	1.4%
S&P500 Emini Option, 06/18/26 6300.0 Put	1.3%
S&P 500 Index, 04/30/26 6400.0 Call	1.2%
S&P Emini 3rd Week, 05/15/26 6800.0 Put	0.7%
S&P Emini 3rd Week, 04/17/26 6350.0 Put	0.7%
S&P 500 Index, 06/30/26 6650.0 Call	0.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Index Options	-2.6%
Written Future Options	-10.0%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P500 Emini Option, 06/18/26 6400.0 Put	-3.0%
S&P Emini 2nd Week, 04/10/26 6450.0 Call	-1.4%
S&P Emini 3rd Week, 04/17/26 6625.0 Call	-1.1%
S&P Emini 3rd Week, 04/17/26 6250.0 Put	-0.9%
S&P 500 Index, 06/30/26 6250.0 Put	-0.5%
S&P 500 Index, 06/30/26 6200.0 Put	-0.5%
S&P Emini 2nd Week, 04/10/26 6200.0 Put	-0.4%
S&P Emini 2nd Week, 04/10/26 6500.0 Call	-0.4%
S&P Emini 3rd Week, 05/15/26 6400.0 Put	-0.4%
S&P Emini 3rd Week, 04/17/26 6000.0 Put	-0.4%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HMXIX

AlphaCentric Robotics and Automation Fund

Class A Shares (GNXAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$192	1.65%

How did the Fund perform during the reporting period?

Reflecting on the 12 months ended March 31, 2026, it is encouraging to witness continued momentum across the robotics and automation ecosystem. Global companies continued to invest in robotics, software, sensors, and intelligent systems to improve productivity, offset labor shortages, and increase operational resilience. A key development was the deepening convergence between robotics and AI, expanding the market opportunity for both hardware and software providers.

The Fund delivered solid performance over the period, led by holdings in industrial automation, collaborative robotics, and AI infrastructure. The Fund also benefited from enabling technologies such as semiconductors, sensor manufacturers, and machine vision. While some consumer-facing names faced pressure and currency fluctuations created headwinds, the Fund maintained a disciplined investment process focused on innovative companies with durable competitive advantages and growing end markets.

Looking ahead, the outlook for robotics and automation is constructive. Labor scarcity, wage pressure, reshoring, and the need for supply chain resilience are all structural forces supporting demand. The Fund is particularly focused on businesses building the systems that help robots see, decide, and act with greater autonomy. Robotics and automation is not a passing trend; it’s a multi-decade transformation of how goods are made, moved, and delivered.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All Country World Index
$40,000
$30,000
$20,000
$10,000
$0
$31,318
$25,561
$17,295
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All Country World Index
05/31/17	$9,425	$10,000	$10,000
03/31/18	$12,001	$11,127	$11,107
03/31/19	$11,366	$12,183	$11,458
03/31/20	$9,551	$11,333	$10,225
03/31/21	$16,911	$17,720	$15,880
03/31/22	$14,472	$20,492	$17,108
03/31/23	$12,643	$18,908	$15,917
03/31/24	$13,351	$24,558	$19,706
03/31/25	$13,068	$26,585	$21,209
03/31/26	$17,295	$31,318	$25,561

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund
Without Load	32.35%	0.45%	7.11%
With Load	24.76%	-0.73%	6.40%
MSCI All Country World Index	20.52%	9.99%	11.21%
S&P 500® Index	17.80%	12.06%	13.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
56.0%
Money Market Funds
43.6%
Health Care
18.9%
Technology
13.8%
Communications
5.0%
Consumer Discretionary
3.9%
Liabilities in Excess of Other Assets
-41.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-GNXAX

AlphaCentric Robotics and Automation Fund

Class C Shares (GNXCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$278	2.40%

How did the Fund perform during the reporting period?

Reflecting on the 12 months ended March 31, 2026, it is encouraging to witness continued momentum across the robotics and automation ecosystem. Global companies continued to invest in robotics, software, sensors, and intelligent systems to improve productivity, offset labor shortages, and increase operational resilience. A key development was the deepening convergence between robotics and AI, expanding the market opportunity for both hardware and software providers.

The Fund delivered solid performance over the period, led by holdings in industrial automation, collaborative robotics, and AI infrastructure. The Fund also benefited from enabling technologies such as semiconductors, sensor manufacturers, and machine vision. While some consumer-facing names faced pressure and currency fluctuations created headwinds, the Fund maintained a disciplined investment process focused on innovative companies with durable competitive advantages and growing end markets.

Looking ahead, the outlook for robotics and automation is constructive. Labor scarcity, wage pressure, reshoring, and the need for supply chain resilience are all structural forces supporting demand. The Fund is particularly focused on businesses building the systems that help robots see, decide, and act with greater autonomy. Robotics and automation is not a passing trend; it’s a multi-decade transformation of how goods are made, moved, and delivered.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All Country World Index
$40,000
$30,000
$20,000
$10,000
$0
$31,318
$25,561
$17,176
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All Country World Index
05/31/17	$10,000	$10,000	$10,000
03/31/18	$12,663	$11,127	$11,107
03/31/19	$11,897	$12,183	$11,458
03/31/20	$9,928	$11,333	$10,225
03/31/21	$17,445	$17,720	$15,880
03/31/22	$14,812	$20,492	$17,108
03/31/23	$12,845	$18,908	$15,917
03/31/24	$13,460	$24,558	$19,706
03/31/25	$13,077	$26,585	$21,209
03/31/26	$17,176	$31,318	$25,561

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund	31.34%	-0.31%	6.32%
MSCI All Country World Index	20.52%	9.99%	11.21%
S&P 500® Index	17.80%	12.06%	13.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-GNXCX

AlphaCentric Robotics and Automation Fund

Class I Shares (GNXIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$163	1.40%

How did the Fund perform during the reporting period?

Reflecting on the 12 months ended March 31, 2026, it is encouraging to witness continued momentum across the robotics and automation ecosystem. Global companies continued to invest in robotics, software, sensors, and intelligent systems to improve productivity, offset labor shortages, and increase operational resilience. A key development was the deepening convergence between robotics and AI, expanding the market opportunity for both hardware and software providers.

The Fund delivered solid performance over the period, led by holdings in industrial automation, collaborative robotics, and AI infrastructure. The Fund also benefited from enabling technologies such as semiconductors, sensor manufacturers, and machine vision. While some consumer-facing names faced pressure and currency fluctuations created headwinds, the Fund maintained a disciplined investment process focused on innovative companies with durable competitive advantages and growing end markets.

Looking ahead, the outlook for robotics and automation is constructive. Labor scarcity, wage pressure, reshoring, and the need for supply chain resilience are all structural forces supporting demand. The Fund is particularly focused on businesses building the systems that help robots see, decide, and act with greater autonomy. Robotics and automation is not a passing trend; it’s a multi-decade transformation of how goods are made, moved, and delivered.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All Country World Index
$40,000
$30,000
$20,000
$10,000
$0
$31,318
$25,561
$18,773
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All Country World Index
05/31/17	$10,000	$10,000	$10,000
03/31/18	$12,773	$11,127	$11,107
03/31/19	$12,120	$12,183	$11,458
03/31/20	$10,216	$11,333	$10,225
03/31/21	$18,128	$17,720	$15,880
03/31/22	$15,552	$20,492	$17,108
03/31/23	$13,613	$18,908	$15,917
03/31/24	$14,410	$24,558	$19,706
03/31/25	$14,156	$26,585	$21,209
03/31/26	$18,773	$31,318	$25,561

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund	32.62%	0.70%	7.39%
MSCI All Country World Index	20.52%	9.99%	11.21%
S&P 500® Index	17.80%	12.06%	13.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$21,754,377
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$61,847
Portfolio Turnover	114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	69.1%
Money Market Funds	30.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-41.2%
Consumer Discretionary	3.9%
Communications	5.0%
Technology	13.8%
Health Care	18.9%
Money Market Funds	43.6%
Industrials	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	41.3%
Stereotaxis, Inc.	5.1%
Amprius Technologies, Inc.	4.7%
Rainbow Robotics	4.0%
Kraken Robotics, Inc.	4.0%
FANUC Corporation	3.8%
Intuitive Surgical, Inc.	3.7%
Doosan Robotics, Inc.	3.6%
Rockwell Automation, Inc.	3.3%
Symbotic, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-GNXIX

AlphaCentric Real Income Fund

Class A Shares (SIIAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.74%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund gained 6.64% on Class A while the S&P USA REIT USD Total Return Index gained 6.98%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 4.35% over the same period. Monthly investment results for the fiscal year ranged from -1.93% in April 2025 to 2.00% in May 2025. The median monthly return for the period was 0.78% with an annualized standard deviation of 4.52%.

The Fund had positive contributions from interest income and had realized gains and unrealized losses during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.38%. The total return for the fiscal year was positive. The Fund’s NAV increased from $16.26 on March 31, 2025 to $16.27 on March 31, 2026 inclusive of the impact of the Fund distributing $1.04 in income during the year.

The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website) that it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.

As of March 31, 2026, the Fund’s net assets were weighted by asset style as follows: 28.3% Common Stocks, 22.2% Money Market Funds, 18.1% Corporate Bonds, 15.4% Mortgage Related Securities, 4.6% Convertible Bonds, 3.6% Foreign Bonds, 2.9% Commercial Paper, 2.3% Preferred Stocks, 0.8% U.S. Government & Agencies, and 0.4% Interest Only Bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$16,662
$12,159
$11,309
$10,045
05/28/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
05/28/21	$9,526	$10,000	$10,000	$10,000
03/31/22	$9,527	$9,479	$11,585	$10,903
03/31/23	$8,520	$9,025	$9,375	$10,060
03/31/24	$10,033	$9,179	$10,346	$13,066
03/31/25	$10,604	$9,626	$11,366	$14,144
03/31/26	$11,309	$10,045	$12,159	$16,662

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 28, 2021)
AlphaCentric Real Income Fund
Without Load	6.64%	3.61%
With Load	1.58%	2.57%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.09%
S&P 500® Index	17.80%	11.12%
S&P US REIT Index	6.98%	4.12%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
23.8%
Money Market Funds
22.1%
CMBS
13.9%
Financials
7.3%
Energy
6.5%
Technology
6.2%
Consumer Discretionary
6.0%
Communications
5.7%
Utilities
4.2%
Materials
2.7%
ABS
1.3%
MBS Passthrough
0.8%
Industrials
0.6%
CMO
0.6%
Liabilities in Excess of Other Assets
-1.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SIIAX

AlphaCentric Real Income Fund

Class C Shares (SIICX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.49%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund gained 5.81% on Class C while the S&P USA REIT USD Total Return Index gained 6.98%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 4.35% over the same period. Monthly investment results for the fiscal year ranged from -2.05% in April 2025 to 2.00% in May 2025. The median monthly return for the period was 0.72% with an annualized standard deviation of 4.59%.

The Fund had positive contributions from interest income and had realized gains and unrealized losses during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 5.62%. The total return for the fiscal year was positive. The Fund’s NAV neither increased nor decreased from $16.22 on March 31, 2025 to $16.22 on March 31, 2026 inclusive of the impact of the Fund distributing $0.92 in income during the year.

The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website) that  it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.

As of March 31, 2026, the Fund’s net assets were weighted by asset style as follows: 28.3% Common Stocks, 22.2% Money Market Funds, 18.1% Corporate Bonds, 15.4% Mortgage Related Securities, 4.6% Convertible Bonds, 3.6% Foreign Bonds, 2.9% Commercial Paper, 2.3% Preferred Stocks, 0.8% U.S. Government & Agencies, and 0.4% Interest Only Bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$16,662
$12,159
$11,447
$10,045
05/28/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
05/28/21	$10,000	$10,000	$10,000	$10,000
03/31/22	$9,939	$9,479	$11,585	$10,903
03/31/23	$8,822	$9,025	$9,375	$10,060
03/31/24	$10,311	$9,179	$10,346	$13,066
03/31/25	$10,819	$9,626	$11,366	$14,144
03/31/26	$11,447	$10,045	$12,159	$16,662

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 28, 2021)
AlphaCentric Real Income Fund	5.81%	2.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.09%
S&P 500® Index	17.80%	11.12%
S&P US REIT Index	6.98%	4.12%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SIICX

AlphaCentric Real Income Fund

Class I Shares (SIIIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$154	1.49%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund gained 6.89% on its Class I Institutional Class while the S&P USA REIT USD Total Return Index gained 6.98%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 4.35% over the same period. Monthly investment results for the fiscal year ranged from -1.96% in April 2025 to 2.08% in May 2025. The median monthly return for the period was 0.83% with an annualized standard deviation of 4.59%.

The Fund had positive contributions from interest income and had realized gains and unrealized losses during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.56%. The total return for the fiscal year was positive. The Fund’s NAV increased from $16.30 on March 31, 2025 to $16.31 on March 31, 2026 inclusive of the impact of the Fund distributing $1.08 in income during the year.

The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website) that  it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.

As of March 31, 2026, the Fund’s net assets were weighted by asset style as follows: 28.3% Common Stocks, 22.2% Money Market Funds, 18.1% Corporate Bonds, 15.4% Mortgage Related Securities, 4.6% Convertible Bonds, 3.6% Foreign Bonds, 2.9% Commercial Paper, 2.3% Preferred Stocks, 0.8% U.S. Government & Agencies, and 0.4% Interest Only Bonds.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$29,039
$16,993
$11,835
03/31/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25
03/31/26

Table Summary
	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
03/31/16	$10,000	$10,000	$10,000	$10,000
03/31/17	$11,373	$10,044	$10,264	$11,717
03/31/18	$13,333	$10,165	$9,779	$13,357
03/31/19	$13,660	$10,620	$11,858	$14,625
03/31/20	$12,980	$11,569	$9,318	$13,605
03/31/21	$23,621	$11,651	$12,816	$21,271
03/31/22	$24,213	$11,168	$16,190	$24,599
03/31/23	$21,721	$10,633	$13,102	$22,698
03/31/24	$25,632	$10,814	$14,459	$29,480
03/31/25	$27,168	$11,342	$15,884	$31,913
03/31/26	$29,039	$11,835	$16,993	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Real Income Fund	6.89%	4.22%	11.25%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
S&P 500® Index	17.80%	12.06%	14.16%
S&P US REIT Index	6.98%	5.80%	5.45%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$43,051,026
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$0
Portfolio Turnover	152%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.1%
Business Development Companies	1.6%
Collateralized Mortgage Obligations	0.4%
Commercial Paper	2.8%
Common Stocks	27.5%
Convertible Bonds	4.5%
Corporate Bonds	21.2%
Money Market Funds	21.7%
Preferred Stocks	2.3%
Term Loans	2.1%
U.S. Government & Agencies	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
CMO	0.6%
Industrials	0.6%
MBS Passthrough	0.8%
ABS	1.3%
Materials	2.7%
Utilities	4.2%
Communications	5.7%
Consumer Discretionary	6.0%
Technology	6.2%
Energy	6.5%
Financials	7.3%
CMBS	13.9%
Money Market Funds	22.1%
Real Estate	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	22.1%
Euronet Worldwide, Inc.	4.3%
TPG Trust 2025-INFL, B	3.5%
Genworth Holdings, Inc.	3.2%
AMREP Corporation	2.9%
Edison International	2.9%
Crown Castle, Inc.	2.9%
Saul Centers, Inc.	2.7%
MHP 2021-STOR, A	2.6%
Outfront Media Capital, LLC / Outfront Media	2.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SIIIX

AlphaCentric Symmetry Strategy Fund

Class A Shares (SYMAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$203	1.85%

How did the Fund perform during the reporting period?

For the fiscal year ending March 31, 2026, the AlphaCentric Symmetry Strategy Fund Class A (SYMAX) delivered a total return of +19.63%. This strong result reflected positive contributions from both of the Fund's two primary strategic components: long-only traditional equity and credit exposure, and systematic alternative investments, primarily comprised of managed futures. The Fund maintained its target allocation of approximately 50% of portfolio risk to each of these components and rebalanced exposures regularly to adhere to that mandate. This risk-balanced construction is a central feature of the Fund's design, intended to diversify sources of return and provide resilience across a range of macroeconomic and market environments.

The traditional (long-only) portfolio was the largest contributor to performance, supported by broad strength in global equity markets throughout most of the fiscal year. Equity exposure was expressed through factor-based strategies targeting style characteristics such as value, growth, and low-volatility momentum. These factor portfolios are designed to capture broad, persistent drivers of stock returns across sectors and regions. Credit exposure also contributed positively, benefiting from generally tight spreads and constrictive risk sentiment over the period.

The systematic managed futures allocation also added meaningfully to overall performance, reversing the prior year's results. Commodity trend-following was the leading contributor within the alternatives sleeve, as sustained directional moves across energy, metals, and agricultural markets created a favorable environment for the strategy. Currency positioning contributed modestly, while fixed income trend-following detracted as rate markets experienced periodic reversals that challenged trend-capture. Notably, the managed futures allocation provided positive diversification during the market drawdown in March 2026, when energy exposures gained materially even as equity and fixed income markets declined, highlighting the strategy's intended role within the portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
MSCI World Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,631
$21,924
$16,683
$13,799
Aug-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg	MSCI World Index	S&P 500® Index
Aug-2019	$9,424	$10,000	$10,000	$10,000
Mar-2020	$8,327	$9,401	$8,731	$8,913
Mar-2021	$9,918	$12,269	$13,448	$13,936
Mar-2022	$11,065	$12,802	$14,809	$16,116
Mar-2023	$10,749	$12,052	$13,769	$14,871
Mar-2024	$11,747	$13,899	$17,227	$19,314
Mar-2025	$11,535	$14,767	$18,439	$20,908
Mar-2026	$13,799	$16,683	$21,924	$24,631

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 8, 2019)
AlphaCentric Symmetry Strategy Fund
Without Load	19.63%	6.83%	5.91%
With Load	12.76%	5.57%	4.96%
S&P 500® Index	17.80%	12.06%	14.52%
MSCI World Index	18.90%	10.27%	12.54%
60% - MSCI World Index / 40% - Bloomberg US Agg	12.97%	6.34%	8.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 21.0%
Money Market Funds 14.2%
U.S. Treasury Obligations 13.9%
Fixed Income 13.4%
Financials 8.9%
Health Care 4.2%
Materials 3.2%
Industrials 3.0%
Consumer Discretionary 2.3%
Communications 2.2%
Consumer Staples 1.7%
Technology 1.6%
Energy 0.9%
Real Estate 0.6%
Other Assets in Excess of Liabilities 8.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-55%
Currency	12%
Equity Index	78%
Commodity	33%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SYMAX

AlphaCentric Symmetry Strategy Fund

Class C Shares (SYMCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$284	2.60%

How did the Fund perform during the reporting period?

For the fiscal year ending March 31, 2026, the AlphaCentric Symmetry Strategy Fund Class C (SYMCX) delivered a total return of +18.73%.This strong result reflected positive contributions from both of the Fund's two primary strategic components: long-only traditional equity and credit exposure, and systematic alternative investments, primarily comprised of managed futures. The Fund maintained its target allocation of approximately 50% of portfolio risk to each of these components and rebalanced exposures regularly to adhere to that mandate. This risk-balanced construction is a central feature of the Fund's design, intended to diversify sources of return and provide resilience across a range of macroeconomic and market environments.

The traditional (long-only) portfolio was the largest contributor to performance, supported by broad strength in global equity markets throughout most of the fiscal year. Equity exposure was expressed through factor-based strategies targeting style characteristics such as value, growth, and low-volatility momentum. These factor portfolios are designed to capture broad, persistent drivers of stock returns across sectors and regions. Credit exposure also contributed positively, benefiting from generally tight spreads and constrictive risk sentiment over the period.

The systematic managed futures allocation also added meaningfully to overall performance, reversing the prior year's results. Commodity trend-following was the leading contributor within the alternatives sleeve, as sustained directional moves across energy, metals, and agricultural markets created a favorable environment for the strategy. Currency positioning contributed modestly, while fixed income trend-following detracted as rate markets experienced periodic reversals that challenged trend-capture. Notably, the managed futures allocation provided positive diversification during the market drawdown in March 2026, when energy exposures gained materially even as equity and fixed income markets declined, highlighting the strategy's intended role within the portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
MSCI World Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,631
$21,924
$16,683
$13,924
Aug-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg	MSCI World Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Mar-2020	$8,803	$9,401	$8,731	$8,913
Mar-2021	$10,396	$12,269	$13,448	$13,936
Mar-2022	$11,498	$12,802	$14,809	$16,116
Mar-2023	$11,092	$12,052	$13,769	$14,871
Mar-2024	$12,030	$13,899	$17,227	$19,314
Mar-2025	$11,728	$14,767	$18,439	$20,908
Mar-2026	$13,924	$16,683	$21,924	$24,631

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 8, 2019)
AlphaCentric Symmetry Strategy Fund	18.73%	6.02%	5.11%
S&P 500® Index	17.80%	12.06%	14.52%
MSCI World Index	18.90%	10.27%	12.54%
60% - MSCI World Index / 40% - Bloomberg US Agg	12.97%	6.34%	8.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-55%
Currency	12%
Equity Index	78%
Commodity	33%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SYMCX

AlphaCentric Symmetry Strategy Fund

Class I Shares (SYMIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$176	1.60%

How did the Fund perform during the reporting period?

For the fiscal year ending March 31, 2026, the AlphaCentric Symmetry Strategy Fund Class I (SYMIX) delivered a total return of +19.83%.This strong result reflected positive contributions from both of the Fund's two primary strategic components: long-only traditional equity and credit exposure, and systematic alternative investments, primarily comprised of managed futures. The Fund maintained its target allocation of approximately 50% of portfolio risk to each of these components and rebalanced exposures regularly to adhere to that mandate. This risk-balanced construction is a central feature of the Fund's design, intended to diversify sources of return and provide resilience across a range of macroeconomic and market environments.

The traditional (long-only) portfolio was the largest contributor to performance, supported by broad strength in global equity markets throughout most of the fiscal year. Equity exposure was expressed through factor-based strategies targeting style characteristics such as value, growth, and low-volatility momentum. These factor portfolios are designed to capture broad, persistent drivers of stock returns across sectors and regions. Credit exposure also contributed positively, benefiting from generally tight spreads and constrictive risk sentiment over the period.

The systematic managed futures allocation also added meaningfully to overall performance, reversing the prior year's results. Commodity trend-following was the leading contributor within the alternatives sleeve, as sustained directional moves across energy, metals, and agricultural markets created a favorable environment for the strategy. Currency positioning contributed modestly, while fixed income trend-following detracted as rate markets experienced periodic reversals that challenged trend-capture. Notably, the managed futures allocation provided positive diversification during the market drawdown in March 2026, when energy exposures gained materially even as equity and fixed income markets declined, highlighting the strategy's intended role within the portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
MSCI World Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$30,512
$21,346
$14,143
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg	MSCI World Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$9,317	$10,888	$11,477	$11,717
Mar-2018	$10,034	$11,821	$13,036	$13,357
Mar-2019	$9,688	$12,348	$13,560	$14,625
Mar-2020	$8,420	$12,029	$12,151	$13,605
Mar-2021	$10,051	$15,699	$18,716	$21,271
Mar-2022	$11,231	$16,380	$20,610	$24,599
Mar-2023	$10,933	$15,421	$19,163	$22,698
Mar-2024	$11,980	$17,784	$23,975	$29,480
Mar-2025	$11,802	$18,896	$25,662	$31,913
Mar-2026	$14,143	$21,346	$30,512	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AlphaCentric Symmetry Strategy Fund	19.83%	7.07%	3.53%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI World Index	18.90%	10.27%	11.80%
60% - MSCI World Index / 40% - Bloomberg US Agg	12.97%	6.34%	7.88%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-223-8637.

Fund Statistics

Table Summary
Net Assets	$51,829,072
Number of Portfolio Holdings	228
Advisory Fee (net of waivers)	$452,628
Portfolio Turnover	574%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	30.7%
Exchange-Traded Funds	37.7%
Money Market Funds	15.6%
Reit	0.8%
U.S. Government & Agencies	15.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.9%
Real Estate	0.6%
Energy	0.9%
Technology	1.6%
Consumer Staples	1.7%
Communications	2.2%
Consumer Discretionary	2.3%
Industrials	3.0%
Materials	3.2%
Health Care	4.2%
Financials	8.9%
Fixed Income	13.4%
U.S. Treasury Obligations	13.9%
Money Market Funds	14.2%
Equity	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	14.2%
Invesco S&P 500 Pure Value ETF	4.9%
iShares Russell 1000 Value ETF	4.9%
United States Treasury Bill, 3.420%, 04/14/26	3.7%
United States Treasury Bill, 3.560%, 04/30/26	3.7%
United States Treasury Bill, 3.570%, 05/12/26	3.7%
United States Treasury Bill, 3.600%, 05/28/26	1.9%
iShares 1-3 Year Treasury Bond ETF	1.5%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 7-10 Year Treasury Bond ETF	1.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-55%
Currency	12%
Equity Index	78%
Commodity	33%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-SYMIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $123,200

2025 - $123,200

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $22,500

2025 – $22,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended March 31, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

and Additional Information

AlphaCentric Income Opportunities Fund
Class A: IOFAX	Class C: IOFCX	Class I: IOFIX

AlphaCentric Premium Opportunity Fund
Class A: HMXAX	Class C: HMXCX	Class I: HMXIX

AlphaCentric Robotics and Automation Fund
Class A: GNXAX	Class C: GNXCX	Class I: GNXIX

AlphaCentric Symmetry Strategy Fund
Class A: SYMAX	Class C: SYMCX	Class I: SYMIX

AlphaCentric Life Sciences and Healthcare Fund
Class A: LYFAX	Class C: LYFCX	Class I: LYFIX

AlphaCentric Real Income Fund
Class A: SIIAX	Class C: SIICX	Class I: SIIIX

March 31, 2026

AlphaCentric Advisors LLC
207 Calle del Parque, AM Tower, Floor 7 Suite 2
San Juan, PR 00912
1-844-223-8637

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 2.5%
	RESIDENTIAL REIT - 0.8%
73,000	Invitation Homes, Inc.				$1,814,050

	SPECIALTY FINANCE - 1.7%
100,000	Federal Home Loan Mortgage Corporation(a)				640,000
400,000	Federal National Mortgage Association(a)				2,904,000
					3,544,000

	TOTAL COMMON STOCKS (Cost $7,240,704)				5,358,050

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 104.0%
586,817	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		5.8382	04/25/34	425,172
288,870	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(d)	TSFR1M + 1.434%	5.1100	01/25/35	305,367
4,614,967	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(d)	TSFR1M + 1.959%	5.6300	04/25/35	2,776,436
5,158,351	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(d)	TSFR1M + 0.549%	1.6210	08/25/36	4,851,152
38,646	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.3880	07/25/35	37,585
934,682	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(d)	TSFR1M + 0.594%	4.2730	02/25/47	865,921
3,587,455	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.494%	4.1730	03/25/46	3,109,097
1,021,996	Ameriquest Mort Sec Inc Asset-Backed Pass-Through Certs Series 2002-2 M4(d)	TSFR1M + 3.414%	1.3960	08/25/32	928,530
1,324,968	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(d)	TSFR1M + 2.289%	3.9000	01/25/36	2,104,491
2,787	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(d)	TSFR1M + 1.464%	5.0600	11/25/29	2,377
8,580	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.3750	01/25/34	8,518
157,780	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		0.0001	10/25/34	121,721
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(d)	TSFR1M + 0.414%	2.7410	07/25/36	34,344,794
8,969,639	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(d)	TSFR1M + 0.414%	4.0900	10/25/36	6,031,893
14,574,814	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(d)	TSFR1M + 0.374%	3.6730	12/25/36	10,260,601
45,576	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(d)	TSFR1M + 2.439%	5.5610	03/25/34	833
10,137,182	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(b),(d)	TSFR1M + 1.864%	5.1950	10/25/37	10,227,954
19,112,584	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(b),(d)	TSFR1M + 1.864%	5.5430	10/25/37	19,833,759
4,549,046	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(d)	TSFR1M + 0.729%	3.6960	12/25/35	3,539,803
11,045,058	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(d)	TSFR1M + 0.519%	0.9710	12/25/36	10,847,420
501,225	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(d)	TSFR1M + 2.049%	4.0000	02/25/35	431,770
1,162,198	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(d)	TSFR1M + 1.614%	5.2240	02/25/32	1,842,932
3,703,969	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(e)		3.5700	03/25/46	1,345,235
1,115,111	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		2.9750	10/25/28	1,139,190

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 104.0% (Continued)
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(d)	TSFR1M + 0.939%	0.9390	05/25/30	$1,033,473
592,245	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		3.3340	03/15/28	535,587
1,544,710	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.6310	08/15/30	1,337,896
1,332,920	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(d)	TSFR1M + 0.489%	4.1600	05/25/36	1,256,294
7,202,555	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(d)	TSFR1M + 0.489%	4.1600	06/25/36	5,940,886
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(d)	TSFR1M + 1.989%	3.7800	11/25/34	1,337,747
6,000	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(d)	TSFR1M + 0.614%	4.2930	09/25/35	5,992
802,241	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(b),(d)	TSFR1M + 5.364%	3.4550	09/25/42	763,078
1,111,620	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(d)	TSFR1M + 0.614%	4.1440	01/19/38	1,758,010
17,239	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		5.2940	10/25/34	16,302
1,044,692	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(d)	TSFR1M + 1.149%	4.8280	09/25/35	1,469,442
193,573	MAFI II Remic Trust 1998-A Series 1998-AX B2		5.2020	02/20/27	237,732
163,036	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		7.1800	10/25/32	2
4,877,531	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(d)	TSFR1M + 0.414%	1.4960	05/25/37	4,044,209
11,556	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(d)	TSFR12M + 2.340%	5.8140	12/25/32	11,648
36,306	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(d)	TSFR6M + 1.928%	5.5490	02/25/33	35,596
2,255,564	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		1.9550	02/25/36	1,695,980
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(b),(c)		3.6460	08/25/58	2,103,647
3,257,839	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(b),(c)		3.6460	08/25/58	1,634,318
5,899,364	Mill City Mortgage Loan Trust 2018-4 Series 4 B6(b),(c)		3.0410	04/25/66	3,418,838
324,284	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(d)	TSFR1M + 1.764%	3.8950	01/25/35	495,837
5,149,801	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(d)	TSFR1M + 0.374%	4.0500	05/25/37	6,794,000
23,985	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.2720	09/25/34	23,799
7,372,274	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(d)	TSFR1M + 0.584%	4.3190	04/25/37	7,984,979
15,977	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,192
2,690	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	2,727
3,117,555	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(d)	TSFR1M + 3.114%	4.0800	05/25/33	2,769,768
16,078,543	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(d)	TSFR1M + 0.414%	3.2600	03/25/37	14,998,246
3,919,437	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(d)	TSFR1M + 2.739%	3.8160	02/25/35	2,721,942
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 Series 1 1A3(d)	TSFR1M + 0.594%	4.2730	02/25/37	785,627
2,638,701	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(b),(d)	TSFR1M + 1.364%	5.0430	02/25/37	2,276,735
11,132,573	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(d)	TSFR1M + 2.364%	6.0430	09/25/47	7,380,056
2,180,643	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(d)	TSFR1M + 0.584%	4.4980	01/25/36	1,596,822
289,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(e)		3.4800	08/25/33	235,420
4,207,560	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(e)		5.9100	05/25/35	285,897
4,599,471	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(e)		5.6010	08/25/35	856,312

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 104.0% (Continued)
86,192	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(d)	TSFR1M + 4.614%	8.2880	10/25/33	$82,425
4,793,155	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(d)	TSFR1M + 1.014%	0.6890	09/25/47	5,838,243
41,362,134	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		1.1760	08/25/57	12,123,158
5,683,809	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.9200	11/20/34	57
185,696	Soundview Home Loan Trust 2005-A Series 2005-A M6(d)	TSFR1M + 1.464%	5.1380	04/25/35	194,519
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(d)	TSFR1M + 1.164%	3.7900	06/25/35	4,041,002
1,785,637	Structured Adjustable Rate Mortgage Loan Trust Series 7 4A1(c)		4.4570	08/25/36	419,193
75,236	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.7210	10/19/34	66,297
538,633	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(d)	TSFR1M + 0.939%	3.7600	02/19/33	469,004
4,830,808	Structured Asset Securities Corp Trust 2005-AR1(d)	TSFR1M + 0.864%	4.5430	09/25/35	4,563,895
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(b),(d)	TSFR1M + 5.364%	3.5820	03/25/37	696,565
250,382	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		5.6680	10/25/33	191,481
88,095	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(d)	12MTA + 0.798%	3.8640	11/25/42	84,291
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $157,724,363)				222,013,717

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(f)
	MONEY MARKET FUNDS - 0.0% (f)
429	First American Treasury Obligations Fund, Class X, 3.59% (Cost $429) (g)				429

	TOTAL INVESTMENTS - 106.5% (Cost $164,965,496)				$227,372,196
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%				(13,912,323)
	NET ASSETS - 100.0%				$213,459,873

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- 12-Month Treasury Average

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month

TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $42,725,301 or 20.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2026.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 54.6%
	MONEY MARKET FUNDS - 54.6%
4,563,720	Fidelity Investments Money Market Government Portfolio, Class I, 3.53%(a) (e)					$4,563,720
13,129,572	First American Treasury Obligations Fund, Class X, 3.59%(a)					13,129,572
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,693,292)					17,693,292

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 11.7%
	CALL OPTIONS PURCHASED - 5.1%
27	Emini SP W Week Option	SXM	04/01/2026	$6,675	$8,813,502	$2,498
70	S&P Emini 2nd Week	SXM	04/10/2026	6,400	22,849,820	753,375
20	S&P Emini 2nd Week	SXM	04/10/2026	6,550	6,528,520	108,750
5	S&P Emini 2nd Week	SXM	04/10/2026	6,600	1,632,130	19,875
25	S&P Emini 2nd Week	SXM	04/10/2026	6,675	8,160,650	55,000
30	S&P Emini 2nd Week	SXM	04/10/2026	6,750	9,792,780	29,400
20	S&P Emini 2nd Week	SXM	04/10/2026	6,800	6,528,520	9,600
54	S&P Emini 2nd Week	SXM	04/10/2026	6,900	17,627,004	4,725
75	S&P Emini 3rd Week	SXM	04/17/2026	6,575	24,481,950	452,813
25	S&P Emini 3rd Week	SXM	04/17/2026	6,700	8,160,650	71,250
54	S&P Emini 3rd Week	SXM	04/17/2026	6,750	17,627,004	103,275
25	S&P Emini Thurs Week	SXM	04/02/2026	6,675	8,160,650	9,000
27	S&P Emini Thurs Week	SXM	04/02/2026	6,700	8,813,502	5,265
54	S&P Emini Thurs Week	SXM	04/02/2026	6,875	17,627,004	405
50	S&P Emini Thurs Week	SXM	04/02/2026	7,000	16,321,300	125
75	S&P Emini Thurs Week	SXM	04/02/2026	7,025	24,481,950	187
3	Nasdaq Emini Thurs Week	SXM	04/02/2026	23,350	1,295,438	36,420
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,764,755)					1,661,963

	PUT OPTIONS PURCHASED - 6.6%
27	Emini SP W Week Option	SXM	04/01/2026	$6,200	$8,813,502	$202
45	S&P Emini 2nd Week	SXM	04/10/2026	6,000	14,689,170	15,525
10	S&P Emini 2nd Week	SXM	04/10/2026	6,100	3,264,260	5,050
100	S&P Emini 2nd Week	SXM	04/10/2026	6,300	32,642,600	135,000
75	S&P Emini 3rd Week	SXM	04/17/2026	5,900	24,481,950	47,625
75	S&P Emini 3rd Week	SXM	04/17/2026	6,100	24,481,950	89,063
75	S&P Emini 3rd Week	SXM	04/17/2026	6,150	24,481,950	105,938
75	S&P Emini 3rd Week	SXM	04/17/2026	6,350	24,481,950	217,500
15	S&P Emini 3rd Week	SXM	05/15/2026	6,050	4,896,390	48,750
15	S&P Emini 3rd Week	SXM	05/15/2026	6,800	4,896,390	227,625
27	S&P Emini Thurs Week	SXM	04/02/2026	6,100	8,813,502	675
70	S&P Emini Thurs Week	SXM	04/02/2026	6,250	22,849,820	4,200
70	S&P Emini Thurs Week	SXM	04/02/2026	6,450	22,849,820	43,400
10	S&P500 Emini Option	SXM	05/29/2026	6,650	3,264,260	123,500
20	S&P500 Emini Option	SXM	06/18/2026	5,500	6,528,520	47,750
50	S&P500 Emini Option	SXM	06/18/2026	6,300	16,321,300	410,625
5	S&P500 Emini Option	SXM	06/18/2026	6,450	1,632,130	51,875
50	S&P500 Emini Option	SXM	06/18/2026	6,500	16,321,300	560,000

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 11.7% (Continued)
	PUT OPTIONS PURCHASED - 6.6% (Continued)
5	S&P500 Emini Option	SXM	09/18/2026	$4,600	$1,632,130	$10,937
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,915,065)					2,145,240

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,679,820)					3,807,203

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 3.2%
	CALL OPTIONS PURCHASED - 3.2%
15	S&P 500 Index	IB	04/30/2026	$6,400	$9,792,780	$378,300
7	S&P 500 Index	IB	05/29/2026	6,500	4,569,964	176,085
3	S&P 500 Index	IB	05/29/2026	6,525	1,958,556	70,590
10	S&P 500 Index	IB	06/30/2026	6,650	6,528,520	216,350
10	S&P 500 Index	IB	06/30/2026	6,700	6,528,520	188,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,190,783)					1,029,625

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,190,783)					1,029,625

	TOTAL INVESTMENTS - 69.5% (Cost $23,563,895)					$22,530,120
	EXCHANGE-TRADED FUND SHORT - (0.1)%
	SPECIALTY - (0.1)%
(300)	ProShares Ultra VIX Short-Term Futures ETF (f)(Proceeds received - $10,562)					(15,690)
	CALL OPTIONS WRITTEN - (4.8)% (Proceeds received - $1,859,018)					(1,559,255)
	PUT OPTIONS WRITTEN - (7.8)% (Proceeds received - $3,593,858)					(2,514,278)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.2%					14,013,676
	NET ASSETS - 100.0%					$32,454,573

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (10.0)%
	CALL OPTIONS WRITTEN - (3.8)%
81	Emini SP W Week Option	SXM	04/01/2026	$6,700	$26,440,506	$3,240
50	S&P Emini 2nd Week	SXM	04/10/2026	6,450	16,321,300	442,500
20	S&P Emini 2nd Week	SXM	04/10/2026	6,500	6,528,520	141,250
25	S&P Emini 2nd Week	SXM	04/10/2026	6,650	8,160,650	68,438
50	S&P Emini 2nd Week	SXM	04/10/2026	6,725	16,321,300	66,250
10	S&P Emini 2nd Week	SXM	04/10/2026	6,900	3,264,260	875
15	S&P Emini 2nd Week	SXM	04/10/2026	6,950	4,896,390	637
54	S&P Emini 2nd Week	SXM	04/10/2026	6,975	17,627,004	1,755
27	S&P Emini 2nd Week	SXM	04/10/2026	7,000	8,813,502	675
108	S&P Emini 2nd Week	SXM	04/10/2026	7,025	35,254,008	2,430
75	S&P Emini 3rd Week	SXM	04/17/2026	6,625	24,481,950	345,938
25	S&P Emini 3rd Week	SXM	04/17/2026	6,775	8,160,650	37,813
54	S&P Emini 3rd Week	SXM	04/17/2026	6,825	17,627,004	47,790

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (10.0)% (Continued)
	CALL OPTIONS WRITTEN - (3.8)% (Continued)
108	S&P Emini 3rd Week	SXM	04/17/2026	$6,875	$35,254,008	$50,220
106	S&P Emini Thurs Week	SXM	04/02/2026	6,725	34,601,156	10,865
30	S&P Emini Thurs Week	SXM	04/02/2026	6,750	9,792,780	1,575
15	S&P Emini Thurs Week	SXM	04/02/2026	6,800	4,896,390	262
15	S&P Emini Thurs Week	SXM	04/02/2026	6,850	4,896,390	112
81	S&P Emini Thurs Week	SXM	04/02/2026	6,950	26,440,506	405
108	S&P Emini Thurs Week	SXM	04/02/2026	6,975	35,254,008	270
110	S&P Emini Thurs Week	SXM	04/02/2026	7,075	35,906,860	275
3	Nasdaq Emini Thurs Week	SXM	04/02/2026	23,575	1,295,438	25,110
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,392,730)					1,248,685

	PUT OPTIONS WRITTEN - (6.2)%
81	Emini SP W Week Option	SXM	04/01/2026	$6,150	$26,440,506	$607
45	S&P Emini 2nd Week	SXM	04/10/2026	5,000	14,689,170	2,025
25	S&P Emini 2nd Week	SXM	04/10/2026	5,200	8,160,650	1,688
25	S&P Emini 2nd Week	SXM	04/10/2026	5,900	8,160,650	6,375
50	S&P Emini 2nd Week	SXM	04/10/2026	5,950	16,321,300	14,750
40	S&P Emini 2nd Week	SXM	04/10/2026	6,050	13,057,040	16,400
180	S&P Emini 2nd Week	SXM	04/10/2026	6,200	58,756,680	144,900
70	S&P Emini 3rd Week	SXM	04/17/2026	5,100	22,849,820	12,250
75	S&P Emini 3rd Week	SXM	04/17/2026	6,050	24,481,950	74,250
150	S&P Emini 3rd Week	SXM	04/17/2026	6,000	48,963,900	126,750
150	S&P Emini 3rd Week	SXM	04/17/2026	6,250	48,963,900	301,875
15	S&P Emini 3rd Week	SXM	05/15/2026	5,550	4,896,390	18,563
20	S&P Emini 3rd Week	SXM	05/15/2026	6,400	6,528,520	138,000
15	S&P Emini Thurs Week	SXM	04/02/2026	5,750	4,896,390	112
81	S&P Emini Thurs Week	SXM	04/02/2026	6,050	26,440,506	1,417
10	S&P Emini Thurs Week	SXM	04/02/2026	6,275	3,264,260	775
170	S&P Emini Thurs Week	SXM	04/02/2026	6,350	55,492,420	31,025
15	S&P500 Emini Option	SXM	05/29/2026	6,275	4,896,390	95,250
20	S&P500 Emini Option	SXM	06/18/2026	4,500	6,528,520	15,800
10	S&P500 Emini Option	SXM	06/18/2026	5,950	3,264,260	47,250
100	S&P500 Emini Option	SXM	06/18/2026	6,400	32,642,600	960,000
3	Nasdaq Emini Thurs Week	SXM	04/02/2026	22,500	1,295,438	216
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,994,770)					2,010,278

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $4,387,500)					$3,258,963

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.6)%
	CALL OPTIONS WRITTEN - (1.0)%
15	S&P 500 Index	IB	04/30/2026	$6,725	$9,792,780	$97,050
7	S&P 500 Index	IB	05/29/2026	6,825	4,569,964	54,740
3	S&P 500 Index	IB	05/29/2026	6,850	1,958,556	20,730
10	S&P 500 Index	IB	06/30/2026	6,950	6,528,520	76,850
10	S&P 500 Index	IB	06/30/2026	7,000	6,528,520	61,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $466,288)					310,570

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.6)% (Continued)
	PUT OPTIONS WRITTEN - (1.6)%
15	S&P 500 Index	IB	04/30/2026	$6,100	$9,792,780	$74,475
7	S&P 500 Index	IB	05/29/2026	6,175	4,569,964	75,355
3	S&P 500 Index	IB	05/29/2026	6,200	1,958,556	33,870
10	S&P 500 Index	IB	06/30/2026	6,200	6,528,520	154,100
10	S&P 500 Index	IB	06/30/2026	6,250	6,528,520	166,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $599,088)					504,000

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,065,376)					$814,570

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1	CME E-Mini NASDAQ 100 Index Future	06/18/2026	$478,300	$(14,735)
1	CME E-mini Russell 2000 Index Futures	06/18/2026	125,610	815
	TOTAL OPEN LONG FUTURES CONTRACTS			$(13,920)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized (Depreciation)
20	CBOE Volatility Index Future	04/15/2026	$500,448	$(19,248)
1	CBOE Volatility Index Future	05/19/2026	24,412	(362)
5	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2026	1,642,688	(22,962)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$(42,572)

	TOTAL FUTURES CONTRACTS			$(56,492)

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SXM	- StoneX Financial Inc.

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is segregated as collateral for security sold short, option contracts and future contracts.

(f)	Non-income producing security.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 20.4%
3,500	AeroVironment, Inc.(a),(b)	$640,675
60,000	Amprius Technologies, Inc.(a)	1,011,600
35,000	Intuitive Machines, Inc.(a),(b)	649,600
8,000	Kratos Defense & Security Solutions, Inc.(a),(b)	564,080
55,000	Ondas Holdings, Inc.(a),(b)	497,200
37,500	Redwire Corporation(a),(b)	318,750
35,000	Unusual Machines Inc(a)	434,000
150,000	XTI Aerospace, Inc.(a)	310,500
		4,426,405
	AUTOMOTIVE - 3.9%
50,000	Aeva Technologies, Inc.(a)	658,000
300,000	Arbe Robotics Ltd.(a)	183,000
		841,000
	ELECTRICAL EQUIPMENT - 7.3%
150,000	Kraken Robotics, Inc.(a)	862,453
2,000	Rockwell Automation, Inc.(b)	717,760
		1,580,213
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.3%
12,500	Xometry, Inc., Class A(a),(b)	510,500

	INTERNET MEDIA & SERVICES - 2.9%
75,000	Serve Robotics, Inc.(a),(b)	633,000

	MACHINERY - 26.0%
15,000	Doosan Robotics, Inc.(a)	792,813
25,000	FANUC Corporation	835,155
75,000	Knightscope, Inc.(a),(b)	312,750
100,000	Palladyne AI Corporation(a),(b)	607,000
2,500	Rainbow Robotics(a)	865,945
250,000	Richtech Robotics, Inc.(a),(b)	522,500
362,246	Scott Technology Ltd.	493,347
12,500	Symbotic, Inc.(a),(b)	665,000
22,500	Yaskawa Electric Corporation	569,897
		5,664,407

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 18.9%
7,500	Globus Medical, Inc., Class A(a)	$646,200
1,750	Intuitive Surgical, Inc.(a)	806,733
200,000	Microbot Medical, Inc.(a),(b)	482,000
15,000	PROCEPT BioRobotics Corporation(a)	375,150
50,000	SS Innovations International, Inc.(a)	250,000
600,000	Stereotaxis, Inc.(a)	1,104,000
10,000	Tempus AI, Inc.(a),(b)	452,200
		4,116,283
	SOFTWARE - 13.8%
75,000	BigBear.ai Holdings, Inc.(a),(b)	264,000
75,000	Kodiak AI, Inc.(a),(b)	520,500
3,500	Manhattan Associates, Inc.(a)	465,920
45,000	Red Cat Holdings, Inc.(a),(b)	589,050
150,000	Rezolve AI plc(a),(b)	384,000
75,000	SoundHound AI, Inc., Class A(a),(b)	515,250
650	Synopsys, Inc.(a)	257,712
		2,996,432
	TELECOMMUNICATIONS - 2.1%
200,000	Sidus Space, Inc.(a),(b)	464,000

	TOTAL COMMON STOCKS (Cost $21,444,544)	21,232,240

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 43.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 41.3%
8,987,123	Mount Vernon Liquid Assets Portfolio, 3.74%(c) (d) (Cost $8,987,123)	$8,987,123

	MONEY MARKET FUND – 2.3%
488,085	First American Treasury Obligations Fund, Class X, 3.59%(d) (Cost $488,085)	488,085

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,475,208)	9,475,208

	TOTAL INVESTMENTS - 141.2% (Cost $30,919,752)	$30,707,448
	LIABILITIES IN EXCESS OF OTHER ASSETS - (41.2)%	(8,953,071)
	NET ASSETS - 100.0%	$21,754,377

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2026 was $9,449,703.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $8,987,123 at March 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 28.7%
	ADVERTISING & MARKETING - 0.1%
115	AppLovin Corporation, Class A(a)	$45,770

	AEROSPACE & DEFENSE - 1.1%
144	AeroVironment, Inc.(a)	26,359
756	General Dynamics Corporation	259,474
793	L3Harris Technologies, Inc.	273,704
		559,537
	ASSET MANAGEMENT - 0.6%
11,919	Invesco Ltd.	289,513

	AUTOMOTIVE - 0.7%
16,355	Ford Motor Company	188,736
2,181	General Motors Company	162,485
		351,221
	BANKING - 1.1%
6,731	Huntington Bancshares Inc	105,340
577	M&T Bank Corporation	119,277
4,862	Regions Financial Corporation	126,995
1,048	Toronto-Dominion Bank (The)	97,789
2,469	US Bancorp	128,414
		577,815
	BEVERAGES - 0.6%
1,933	Celsius Holdings, Inc.(a)	68,583
3,445	Monster Beverage Corporation(a)	249,625
		318,208
	BIOTECH & PHARMA - 1.1%
46	Eli Lilly & Company	42,309
2,047	Exelixis, Inc.(a)	87,796
291	Insmed, Inc.(a)	47,584
1,310	Johnson & Johnson	320,217
178	Madrigal Pharmaceuticals, Inc.(a)	93,178
		591,084

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 28.7% (Continued)
	CABLE & SATELLITE - 0.1%
271	Charter Communications, Inc., Class A(a)	$58,503

	CHEMICALS - 0.5%
1,061	CF Industries Holdings, Inc.	137,760
5,079	Mosaic Company (The)	129,515
		267,275
	COMMERCIAL SUPPORT SERVICES - 0.8%
903	Republic Services, Inc.	197,775
4,404	Rollins, Inc.	235,218
		432,993
	ELECTRICAL EQUIPMENT - 0.1%
555	Nextpower, Inc., Class A(a)	66,905

	ENTERTAINMENT CONTENT - 0.0%(b)
426	ROBLOX Corporation, Class A(a)	24,095

	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,865	Cardinal Health, Inc.	394,093
1,350	Cencora, Inc.	424,090
1,615	CVS Health Corporation	115,989
764	HCA Healthcare, Inc.	361,555
638	Universal Health Services, Inc., Class B	114,183
		1,409,910
	HEALTH CARE REIT - 0.6%
3,557	Ventas, Inc.	290,891

	HOME & OFFICE PRODUCTS - 0.1%
1,075	Somnigroup International, Inc.	79,464

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
2,248	Bank of New York Mellon Corporation (The)	266,679
1,023	Cboe Global Markets, Inc.	287,534
821	CME Group, Inc.	242,482
272	Evercore, Inc., Class A	81,195

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 28.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.1% (Continued)
499	Houlihan Lokey, Inc.	$71,666
1,637	Interactive Brokers Group, Inc., Class A	109,794
1,256	Intercontinental Exchange, Inc.	197,544
2,603	Nasdaq, Inc.	220,969
780	Northern Trust Corporation	108,865
		1,586,728
	INSURANCE - 3.3%
625	Allstate Corporation (The)	129,588
1,630	Equitable Holdings, Inc.	60,489
1,802	Globe Life, Inc.	250,784
973	Hartford Insurance Group, Inc. (The)	131,579
3,811	Loews Corporation	406,785
2,464	MetLife, Inc.	174,254
1,462	Principal Financial Group, Inc.	131,741
765	Progressive Corporation (The)	151,654
468	Travelers Companies, Inc. (The)	136,506
1,930	W R Berkley Corporation	127,920
		1,701,300
	INTERNET MEDIA & SERVICES - 0.4%
802	VeriSign, Inc.	199,185

	LEISURE FACILITIES & SERVICES - 0.6%
8,549	Carnival Corporation	221,248
491	TKO Group Holdings, Inc.	99,010
		320,258
	MEDICAL EQUIPMENT & DEVICES - 0.3%
1,699	Abbott Laboratories	174,436

	METALS & MINING - 2.7%
960	Agnico Eagle Mines Ltd.	194,861
6,173	Barrick Mining Corporation	251,797
5,053	Coeur Mining, Inc.(a)	94,845
11,462	Kinross Gold Corporation	349,820
4,028	Newmont Corporation	436,030

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 28.7% (Continued)
	METALS & MINING - 2.7% (Continued)
936	Pan American Silver Corporation	$51,134
		1,378,487
	MORTGAGE FINANCE - 0.2%
8,859	AGNC Investment Corporation	88,856

	OIL & GAS PRODUCERS - 0.6%
951	Expand Energy Corporation	104,401
753	Marathon Petroleum Corporation	183,868
		288,269
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
2,471	TechnipFMC plc	170,820

	REAL ESTATE SERVICES - 0.2%
286	Jones Lang LaSalle, Inc.(a)	87,036

	RETAIL - CONSUMER STAPLES - 0.4%
1,612	Dollar General Corporation	191,393
532	Sprouts Farmers Market, Inc.(a)	41,033
		232,426
	RETAIL - DISCRETIONARY - 0.8%
294	Carvana Company(a)	92,428
258	Lithia Motors, Inc., Class A	64,428
1,693	TJX Companies, Inc. (The)	270,372
		427,228
	SEMICONDUCTORS - 0.4%
242	Advanced Micro Devices, Inc.(a)	49,230
170	Broadcom, Inc.	52,617
303	Micron Technology, Inc.	102,366
		204,213
	SOFTWARE - 0.5%
239	Cloudflare, Inc., Class A(a)	49,315
90	Duolingo, Inc.(a)	8,871
582	Palantir Technologies, Inc., Class A(a)	85,136
4,022	QXO, Inc.(a)	78,107

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 28.7% (Continued)
	SOFTWARE - 0.5% (Continued)
1,093	Samsara, Inc., Class A(a)	$34,637
140	Zscaler, Inc.(a)	19,641
		275,707
	SPECIALTY FINANCE - 0.7%
1,359	Capital One Financial Corporation	247,922
1,525	Synchrony Financial	103,731
		351,653
	TECHNOLOGY HARDWARE - 0.7%
3,418	Cisco Systems, Inc.	265,202
350	Credo Technology Group Holding Ltd.(a)	32,855
174	Seagate Technology Holdings PLC	68,165
		366,222
	TELECOMMUNICATIONS - 1.6%
17,619	AT&T, Inc.	510,775
5,867	Verizon Communications, Inc.	294,523
		805,298
	TRANSPORTATION & LOGISTICS - 1.0%
4,068	Delta Air Lines, Inc.	270,441
2,499	United Airlines Holdings, Inc.(a)	230,083
		500,524
	WHOLESALE - CONSUMER STAPLES - 0.7%
2,146	Archer-Daniels-Midland Company	155,992
977	Performance Food Group Company(a)	83,690
1,115	US Foods Holding Corporation(a)	102,814
		342,496

	TOTAL COMMON STOCKS (Cost $13,981,066)	14,864,326

	EXCHANGE-TRADED FUNDS — 34.4%
	EQUITY - 21.0%
2,134	Global X MSCI Greece ETF	136,299
21,069	Invesco S&P 500 BuyWrite ETF	463,307
23,882	Invesco S&P 500 Pure Value ETF	2,564,687

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.4% (Continued)
	EQUITY - 21.0% (Continued)
9,095	iShares Mortgage Real Estate ETF	$195,270
22,157	iShares MSCI Australia ETF	615,078
3,910	iShares MSCI Austria ETF	138,610
4,304	iShares MSCI Brazil ETF	165,231
3,832	iShares MSCI Chile ETF	152,360
737	iShares MSCI France ETF	31,971
2,584	iShares MSCI Italy ETF	138,037
5,704	iShares MSCI Malaysia ETF	162,051
2,059	iShares MSCI Mexico ETF	154,899
2,359	iShares MSCI Netherlands ETF	135,666
1,776	iShares MSCI Peru and Global Exposure ETF	143,341
4,371	iShares MSCI Poland ETF	159,148
2,043	iShares MSCI South Africa ETF	138,515
1,101	iShares MSCI South Korea ETF	135,434
2,588	iShares MSCI Spain ETF	140,554
2,708	iShares MSCI Sweden ETF	131,934
2,277	iShares MSCI Switzerland ETF	133,910
2,203	iShares MSCI Taiwan ETF	156,237
2,221	iShares MSCI Thailand ETF	154,093
4,102	iShares MSCI Turkey ETF	158,542
3,044	iShares MSCI United Kingdom ETF	138,685
11,825	iShares Russell 1000 Value ETF	2,526,647
8,842	JPMorgan BetaBuilders Japan ETF	609,302
9,861	State Street SPDR S&P International Dividend ETF	449,680
2,479	Vanguard Global ex-U.S. Real Estate ETF	110,192
3,096	Vanguard High Dividend Yield ETF	458,518
1,075	Vanguard Real Estate ETF	95,353
		10,893,551
	FIXED INCOME - 13.4%
7,898	FlexShares High Yield Value-Scored Bond Index Fund	316,394
23,752	Invesco Senior Loan ETF	484,778
7,524	iShares 0-5 Year High Yield Corporate Bond ETF	318,340
9,461	iShares 1-3 Year Treasury Bond ETF	781,196
2,513	iShares 1-5 Year Investment Grade Corporate Bond	132,083

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.4% (Continued)
	FIXED INCOME - 13.4% (Continued)
6,519	iShares 3-7 Year Treasury Bond ETF			$773,153
8,031	iShares 7-10 Year Treasury Bond ETF			766,479
11,668	iShares Fallen Angels USD Bond ETF			311,769
1,197	iShares iBoxx $ Investment Grade Corporate Bond ETF			130,461
11,810	iShares J.P. Morgan EM High Yield Bond ETF			465,078
4,931	iShares J.P. Morgan USD Emerging Markets Bond ETF			463,169
1,227	iShares National Muni Bond ETF			130,246
12,386	iShares Preferred and Income Securities ETF			375,544
6,979	iShares US & Intl High Yield Corp Bond ETF			314,823
4,948	Schwab US TIPS ETF			131,666
3,244	SPDR FTSE International Government			128,462
4,337	State Street SPDR Bloomberg Investment Grade Floating Rate ETF			133,493
5,093	State Street SPDR Bloomberg Convertible Securities ETF			466,111
3,307	State Street SPDR Bloomberg High Yield Bond ETF			316,546
				6,939,791

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,924,789)			17,833,342

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.8%
	U.S. TREASURY BILLS — 13.8%
1,900,000	United States Treasury Bill(c)	3.4200	04/14/26	1,897,515
1,900,000	United States Treasury Bill(c)	3.5600	04/30/26	1,894,456
500,000	United States Treasury Bill(c)	3.6300	05/05/26	498,294
1,900,000	United States Treasury Bill(c)	3.5700	05/12/26	1,892,159
1,000,000	United States Treasury Bill(c)	3.6000	05/28/26	994,265
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,176,825)			7,176,689

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENT — 14.2%
	MONEY MARKET FUND - 14.2%
7,342,257	First American Treasury Obligations Fund, Class X, 3.59% (Cost $7,342,257)(d) (f)			$7,342,257

	TOTAL INVESTMENTS - 91.1% (Cost $45,424,937)			$47,216,614
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9%			4,612,458
	NET ASSETS - 100.0%			$51,829,072

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
32	3 Month Euro Euribor Future	06/15/2026	$9,015,256	$(18,628)
47	3-Month CORRA Futures	09/16/2026	8,244,288	46,715
11	CBOT Corn Future(f)	05/15/2026	251,763	75
18	CBOT Soybean Future(f)	05/15/2026	1,053,900	4,537
32	CBOT Soybean Meal Future(f)	05/15/2026	1,012,480	(3,410)
28	CBOT Soybean Oil Future(f)	05/15/2026	1,157,184	191,688
35	CBOT Wheat Future(f)	05/15/2026	1,078,437	31,887
40	CME Australian Dollar Currency Future	06/16/2026	2,753,000	(103,830)
112	CME Brazilian Real Currency Future	05/01/2026	2,143,680	20,415
9	CME Canadian Dollar Currency Future	06/17/2026	648,000	(15,390)
2	CME E Mini Consumer Staples Select Sector Futures	06/22/2026	166,400	(4,820)
2	CME E Mini Energy Select Sector Futures	06/22/2026	258,660	12,880
1	CME E Mini Health Care Select Sector Futures	06/22/2026	149,040	(2,840)
1	CME E Mini Industrial Select Sector Futures	06/22/2026	164,340	(4,630)
2	CME E Mini Materials Select Sector Futures	06/22/2026	213,620	2,550
1	CME E Mini Technology Select Sector Futures	06/22/2026	269,980	(13,570)
3	CME E Mini Utilities Select Sector Futures	06/22/2026	279,840	(6,030)
18	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	5,913,675	(166,950)
5	CME Feeder Cattle Future(f)	05/22/2026	916,188	30,875
19	CME Lean Hogs Future(f)	06/15/2026	798,380	7,030
9	CME Live Cattle Future(f)	07/01/2026	875,790	46,010
8	CME Live Cattle Future(f)	09/01/2026	767,360	20,260
75	CME Mexican Peso Currency Future	06/16/2026	2,076,000	(27,225)
14	CME Norwegian Krone Currency Future	06/16/2026	2,886,800	(12,840)
69	CME South African Rand Currency Future	06/16/2026	2,021,700	(55,550)
3	CME Swedish Krona Currency Future	06/16/2026	635,250	(18,390)
2	CME Swiss Franc Currency Future	06/16/2026	314,950	(8,975)
8	COMEX Copper Future(f)	07/30/2026	1,133,100	(51,188)
2	COMEX Gold 100 Troy Ounces Future(f)	06/29/2026	935,720	3,090
3	COMEX Silver Future(f)	05/28/2026	1,123,785	(54,125)
1	E-mini S&P Communication Services Select Sector	06/22/2026	146,013	(5,812)
2	E-mini S&P Real Estate Select Sector Stock Index	06/22/2026	100,550	(4,150)
70	Euronext Milling Wheat Future(f)	05/12/2026	828,277	3,018
15	ICE Brent Crude Oil Future(f)	05/01/2026	1,559,550	551,520
18	ICE Gas Oil Future(f)	06/12/2026	1,983,600	458,250
35	ICE Natural Gas Future(f)	05/29/2026	1,756,763	(141,135)
16	NYMEX Light Sweet Crude Oil Future(f)	05/20/2026	1,490,560	460,940
9	NYMEX Light Sweet Crude Oil Future(f)	08/21/2026	701,820	124,260

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
10	NYMEX NY Harbor ULSD Futures(f)	06/01/2026	$1,571,178	$565,526
5	NYMEX NY Harbor ULSD Futures(f)	09/01/2026	664,902	163,930
10	NYMEX Platinum Future(f)	07/30/2026	985,100	(96,015)
11	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	06/01/2026	1,411,687	376,433
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	09/01/2026	667,246	124,518
35	Three-Month SOFR Futures	09/15/2026	8,429,313	(13,737)
	TOTAL OPEN LONG FUTURES CONTRACTS			$2,417,167

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
13	Carbon Emissions Future(f)	12/15/2026	$1,089,494	$(24,646)
45	CBOT 2 Year US Treasury Note Future	07/01/2026	9,335,038	16,703
18	CBOT 5 Year US Treasury Note	07/01/2026	1,947,234	(5,976)
31	CBOT Corn Future(f)	07/15/2026	725,788	(27,387)
12	CBOT Soybean Future(f)	07/15/2026	711,600	(5,100)
24	CBOT Wheat Future(f)	07/15/2026	751,800	(58,112)
8	CME British Pound Currency Future	06/16/2026	661,300	(325)
17	CME Euro Foreign Exchange Currency Future	06/16/2026	2,461,919	519
35	CME Japanese Yen Currency Future	06/16/2026	2,771,125	3,990
25	CME New Zealand Dollar Currency Future	06/16/2026	1,438,250	5,600
6	Eurex 10 Year Euro BUND Future	06/09/2026	869,556	(830)
37	Eurex 2 Year Euro SCHATZ Future	06/09/2026	4,522,365	42,125
15	Eurex 5 Year Euro BOBL Future	06/09/2026	2,001,214	(293)
5	Euro-BTP Italian Bond Futures	06/09/2026	671,983	(2,404)
50	EUX Short term Euro-BTP Futures	06/09/2026	6,117,083	(4,057)
13	French Government Bond Futures	06/09/2026	1,783,368	(3,203)
30	KFE 10 Year Treasury Bond Future(g)	06/17/2026	2,166,025	29,027
87	KFE 3 Year Treasury Bond Future(g)	06/17/2026	5,987,644	35,659
15	Long Gilt Future	06/29/2026	1,742,926	574
19	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	1,638,798	(9,076)
86	Montreal Exchange 2 Year Canadian Bond Future	06/22/2026	6,501,703	(14,233)
40	Montreal Exchange 5 Year Canadian Bond Future	06/22/2026	3,262,660	(14,222)
6	NYBOT CSC C Coffee Future(f)	05/19/2026	671,288	(32,157)
21	NYBOT CSC Cocoa Future(f)	05/14/2026	692,999	116,410
32	NYBOT CSC Number 11 World Sugar Future(f)	05/01/2026	556,237	(64,366)
14	NYBOT CTN Number 2 Cotton Future(f)	05/07/2026	490,000	(39,110)
35	NYMEX Henry Hub Natural Gas Futures(f)	05/28/2026	1,052,100	41,380
22	NYMEX Henry Hub Natural Gas Futures(f)	08/28/2026	720,500	30,540
30	SFE 10 Year Australian Bond Future	06/16/2026	2,230,342	2,293
85	SFE 3 Year Australian Bond Future	06/16/2026	6,078,921	15,026
6	TSE Japanese 10 Year Bond Futures	06/16/2026	4,926,251	62,388
1	Ultra 10-Year US Treasury Note Futures	06/22/2026	113,516	—
	TOTAL OPEN SHORT FUTURES CONTRACTS			$96,737

	TOTAL FUTURES CONTRACTS			$2,513,904

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

CREDIT DEFAULT SWAPS

									Upfront
			Fixed	Implied	Frequency				Premiums	Unrealized
		Buy/Sell	Rate	Credit	of	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	(Depreciation)
SOC	Markit CDX North America High Yield Index	Sell	5.00%	385.21%	Quarterly	6/20/2031	$666,500	$32,171	$25,258	$6,913
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	63.06%	Quarterly	6/20/2031	666,500	11,522	10,814	708
SOC	Markit iTraxx Europe Index (g)	Sell	1.00%	71.52%	Quarterly	6/20/2031	564,500	8,952	9,355	(403)
SOC	Markit iTraxx Europe Crossover Index (g)	Sell	5.00%	353.17%	Quarterly	6/20/2031	457,000	33,122	35,232	(2,110)
	Net Unrealized Appreciation on Swap Contracts								$80,659	$5,108

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

(g)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of March 31, 2026.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4%
	BIOTECH & PHARMA - 89.3%
3,544	AbbVie, Inc.	$770,785
3,424	Abivax S.A. - ADR(a)	381,262
10,037	ADMA Biologics, Inc.(a)	90,433
13,971	Agios Pharmaceuticals, Inc.(a)	472,639
37,120	Aldeyra Therapeutics, Inc.(a)	62,733
1,370	Alnylam Pharmaceuticals, Inc.(a)	453,292
2,329	Amgen, Inc.	819,459
24,518	Annexon, Inc.(a)	135,830
11,369	Apogee Therapeutics, Inc.(a)	956,929
1,794	Argenx S.E. - ADR(a)	1,310,069
13,150	Arvinas, Inc.(a)	139,390
4,526	Ascendis Pharma A/S - ADR(a)	1,035,232
11,232	AstraZeneca plc - ADR	2,215,174
13,286	Atrium Therapeutics, Inc.(a)	177,634
11,668	Avalo Therapeutics, Inc.(a)	174,203
6,438	Axsome Therapeutics, Inc.(a)	1,088,151
3,835	Biogen, Inc.(a)	703,071
5,616	BioNTech S.E. - ADR(a)	499,150
36,313	Candel Therapeutics, Inc.(a)	177,934
23,286	Catalyst Pharmaceuticals, Inc.(a)	576,561
12,614	Celldex Therapeutics, Inc.(a)	400,116
20,135	Cullinan Oncology, Inc.(a)	286,118
5,616	Cytokinetics, Inc.(a)	370,151
21,231	Design Therapeutics, Inc.(a)	225,898
3,972	Disc Medicine, Inc.(a)	253,970
15,615	Edgewise Therapeutics, Inc.(a)	491,873
20,260	Gilead Sciences, Inc.	2,823,635
4,794	Halozyme Therapeutics, Inc.(a)	309,836
14,245	Incyte Corporation(a)	1,340,739
8,583	Insmed, Inc.(a)	1,403,491
11,506	Intellia Therapeutics, Inc.(a)	147,507
19,587	Ionis Pharmaceuticals, Inc.(a)	1,470,787
3,561	Jazz Pharmaceuticals PLC(a)	673,207
1,918	Krystal Biotech, Inc.(a)	495,458

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	BIOTECH & PHARMA - 89.3% (Continued)
5,342	Kymera Therapeutics, Inc.(a)	$444,935
53,694	MeiraGTx Holdings PLC(a)	464,990
12,566	Monte Rosa Therapeutics, Inc.(a)	206,711
9,607	Neurocrine Biosciences, Inc.(a)	1,265,626
14,656	Newamsterdam Pharma Company N.V.(a)	469,139
25,571	Nurix Therapeutics, Inc.(a)	396,351
4,657	Nuvalent, Inc., Class A(a)	477,110
11,506	Oruka Therapeutics, Inc.(a)	564,369
9,040	Protagonist Therapeutics, Inc.(a)	952,816
6,438	Rapport Therapeutics, Inc.(a)	201,445
71,227	Rezolute, Inc.(a)	217,242
9,297	Rhythm Pharmaceuticals, Inc.(a)	808,560
47,667	Roivant Sciences Ltd.(a)	1,320,376
14,382	Sanofi - ADR	692,925
4,818	Sionna Therapeutics, Inc.(a)	193,154
6,634	Spyre Therapeutics, Inc.(a)	334,619
6,849	Tectonic Therapeutic, Inc.(a)	211,703
23,970	Trevi Therapeutics, Inc.(a)	285,962
4,931	Vertex Pharmaceuticals, Inc.(a)	2,201,888
29,175	WaVe Life Sciences Ltd.(a)	211,519
45,886	Xeris Biopharma Holdings, Inc.(a)	266,139
		35,120,296
	HEALTH CARE FACILITIES & SERVICES - 1.9%
973	ICON plc(a)	107,672
822	IQVIA Holdings, Inc.(a)	140,184
32,951	MDxHealth S.A.(a)	75,787
64,032	Personalis, Inc.(a)	407,884
		731,527
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,370	Natera, Inc.(a)	273,986
6,838	Veracyte, Inc.(a)	220,252
		494,238

	TOTAL COMMON STOCKS (Cost $30,002,243)	36,346,061

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
		MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
39,859	Alkermes PLC. - CVR(a)(d)(f) (Cost $0)	12/31/2028	$1.50	$—	(e)

		SHORT-TERM INVESTMENT - 7.7%
		MONEY MARKET FUND - 7.7%
3,035,293		First American Treasury Obligations Fund, Class X, 3.59% (Cost $3,035,293) (c)		3,035,293

		TOTAL INVESTMENTS - 100.1% (Cost $33,037,536)		$39,381,354
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(58,038)
		NET ASSETS - 100.0%		$39,323,316

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Amount represents less than $1.

(f)	Illiquid security. The total fair value of these securities as of March 31, 2026 was $0, representing 0.0% of net assets.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 29.6%
	BUSINESS DEVELOPMENT COMPANIES - 1.6%
155,950	PennantPark Investment Corporation	$700,216

	CONTAINERS & PACKAGING - 1.3%
55,000	Graphic Packaging Holding Company	546,700

	ENGINEERING & CONSTRUCTION - 0.6%
21,239	Star Group, L.P.	260,815

	INTERNET MEDIA & SERVICES - 0.1%
3,400	Angi, Inc.(a)	23,290

	METALS & MINING - 1.4%
6,115,500	Battery Mineral Resources Corporation(a) (g)	615,339

	MULTI ASSET CLASS REIT - 3.3%
115,000	AH Realty Trust, Inc.	632,500
35,000	American Assets Trust, Inc.	644,350
10,000	Minto Apartment Real Estate Investment Trust	126,278
		1,403,128
	REAL ESTATE OWNERS & DEVELOPERS - 4.0%
44,496	AMREP Corporation(a)	1,251,673
91,924	Nam Tai Property, Inc.(a)	476,166
		1,727,839
	RESIDENTIAL REIT - 0.3%
10,000	UMH Properties, Inc.	144,300

	RETAIL - DISCRETIONARY - 1.9%
10,000	Builders FirstSource, Inc.(a)	823,300

	RETAIL REIT - 6.2%
50,400	CTO Realty Growth, Inc.	931,896
10,000	Modiv Industrial, Inc.	143,200
35,000	Saul Centers, Inc.	1,140,299

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 29.6% (Continued)
	RETAIL REIT - 6.2% (Continued)
28,490	Whitestone REIT				$460,114
					2,675,509
	SELF-STORAGE REIT - 2.5%
35,271	Global Self Storage, Inc.				180,235
30,000	Smartstop Self Storage REIT, Inc.				908,400
					1,088,635
	SPECIALTY FINANCE - 0.2%
28,246	Marblegate Capital Corporation(a)				64,118

	TECHNOLOGY HARDWARE - 1.9%
35,000	Ingram Micro Holding Corporation				815,850

	TECHNOLOGY SERVICES - 4.3%
27,855	Euronet Worldwide, Inc.(a)				1,848,736

	TOTAL COMMON STOCKS (Cost $14,260,031)				12,737,775

	PREFERRED STOCK— 2.3%
	OIL & GAS PRODUCERS — 2.3%
40,000	NGL Energy Partners, L.P. - Series B (Cost $923,983)				987,200

Principal Amount			Coupon Rate
($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.3%
	AUTO LOAN — 0.4%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	158,445

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
36,085	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(c)		5.1800	03/25/37	29,206
23,917	MFA 2020-NQM2 Trust Series NQM2 A3(b),(c)		1.9470	04/25/65	23,557
177,421	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(d)	TSFR1M + 0.160%	4.1130	02/25/37	141,048
					193,811
	HOME EQUITY — 0.4%
157,070	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(d)	TSFR1M+ 1.400%	5.1930	07/25/34	155,601

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal Amount			Coupon Rate
($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.3% (Continued)
	NON AGENCY CMBS — 13.6%
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(c)		4.3300	11/10/49	$436,567
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	111,888
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(c)		3.8720	03/10/46	59,791
76,206	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(c)		3.4680	08/10/48	74,537
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	76,265
15,944	COMM 2015-LC23 Mortgage Trust Series LC23 C(c)		4.6850	10/10/48	15,440
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(c)		4.5060	02/10/49	147,449
4,036	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(c)		4.4040	11/15/48	3,967
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(c)		3.9240	01/15/49	96,802
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(c)		4.8710	01/15/49	115,636
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	177,938
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(c)		4.0680	07/15/48	42,918
1,487	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(c)		4.2840	10/15/48	1,472
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	141,652
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	137,925
1,125,000	MHP 2021-STOR Series STOR A(b),(d)	TSFR1M + 0.814%	4.4870	07/15/38	1,124,608
2,583	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(c)		4.6010	10/15/46	2,508
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(c)		4.5830	01/15/49	390,773
1,329,947	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(c),(e)		1.7580	10/10/48	930
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B(g)		3.9330	10/10/48	359,478
1,500,000	TPG Trust 2025-INFL Series INFL B(b),(d)	TSFR1M + 1.800%	5.4730	08/15/30	1,496,256
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(c)		4.7860	10/15/51	208,725
73,775	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(c)		3.8180	05/15/48	67,169
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(c)		3.6710	11/15/59	95,170
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	98,528
232,560	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(c)		4.1520	08/15/46	226,793
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(c)		4.1520	08/15/46	147,140
					5,858,325
	OTHER ABS — 0.5%
226,724	RAM 2024-1, LLC Series 1 A(b)		6.6690	02/15/39	226,781

	TOTAL ASSET BACKED SECURITIES (Cost $6,394,623)				6,592,963

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal Amount			Coupon Rate
($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.3%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(c),(e)		2.6280	01/25/49	$108,635

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
565,112	Government National Mortgage Association Series 2019-110 SE(d),(e)	TSFR1M + 5.986%	2.3100	09/20/49	63,976

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $178,748)				172,611

	CONVERTIBLE BONDS — 4.6%
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
1,000,000	Braemar Hotels & Resorts, Inc.		4.5000	06/01/26	985,000

	REAL ESTATE SERVICES — 2.3%
1,163,000	Compass, Inc.(b)		0.2500	04/15/31	976,339

	TOTAL CONVERTIBLE BONDS (Cost $1,996,469)				1,961,339

	CORPORATE BONDS — 21.6%
	APPAREL & TEXTILE PRODUCTS — 2.0%
8,000,000	Boras V-tyget 1 A.B.(d)	STIB3M + 5.750%	7.7500	04/29/27	854,708

	GAS & WATER UTILITIES — 1.3%
588,000	Superior Plus, L.P. / Superior General Partner,(b)		4.5000	03/15/29	562,430

	INSURANCE — 3.2%
1,700,000	Genworth Holdings, Inc.(c)	TSFR3M + 2.264%	5.9170	11/15/36	1,383,456

	INTERNET MEDIA & SERVICES — 1.8%
848,000	Getty Images, Inc.		11.2500	02/21/30	755,301

	OIL & GAS PRODUCERS — 2.1%
899,000	Summit Midstream Holdings, LLC(b)		8.6250	10/31/29	924,702

	OIL & GAS SERVICES & EQUIPMENT — 2.1%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	896,094

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal Amount			Coupon Rate
($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.9%
1,250,000	Crown Castle, Inc.		1.0500	07/15/26	$1,238,104

	SPECIALTY FINANCE — 2.3%
1,000,000	Arbor Realty SR, Inc.(b)		8.5000	10/15/27	995,754

	SPECIALTY REIT — 2.3%
1,000,000	Outfront Media Capital, LLC / Outfront Media(b)		5.0000	08/15/27	998,200

	TELECOMMUNICATIONS — 1.6%
6,600,000	ASP Data Center A/S(b),(d)	NIBOR3M + 7.000%	11.1700	03/03/28	683,885

	TOTAL CORPORATE BONDS (Cost $9,119,650)				9,292,634

	TERM LOANS — 2.1%
	SPECIALTY RETAIL — 2.1%
983,819	Container Store(d)(g) (Cost $919,457)		10.8150	04/30/29	919,457

	U.S. GOVERNMENT & AGENCIES — 0.8%
	AGENCY MBS OTHER — 0.8%
224,605	Ginnie Mae II Pool MA8867		5.5000	05/20/53	224,751
121,363	Ginnie Mae II Pool MA9007		6.5000	07/20/53	124,971
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $347,827)				349,722

			Yield Rate
			(%)
	COMMERCIAL PAPER — 2.9%
	COMMERCIAL PAPER - 2.9%
1,250,000	Edison International (b) (Cost $1,245,771)		4.0700	04/30/26	1,245,771

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 22.1%
	MONEY MARKET FUND - 22.1%
9,515,011	First American Treasury Obligations Fund, Class X, 3.59% (Cost $9,515,011)(f)	$9,515,011

	TOTAL INVESTMENTS - 101.7% (Cost $44,901,570)	$43,774,483
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(723,457)
	NET ASSETS - 100.0%	$43,051,026

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

NIBOR3M	- Norwegian Interbank Offered Rate 3 month

STIB3M	- Stockholm Interbank Offered Rate 3 month

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $9,708,385 or 22.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(g)	Illiquid security. Total illiquid securities represents 4.4% of net assets as of March 31, 2026.

As of March 31, 2026, AlphaCentric Real Income Fund had the following open forward currency contracts:

						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation
To Buy:	To Sell:
United States Dollar	Canadian Dollar	05/15/2026	US Bank	1,214,000	$874,252	$20,797
United States Dollar	Norwegian Krone	05/15/2026	US Bank	6,480,000	669,188	822
United States Dollar	Swedish Krona	05/15/2026	US Bank	8,175,000	865,476	17,239
					$2,408,916	$38,858

Total						$38,858

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	AlphaCentric		AlphaCentric		AlphaCentric		AlphaCentric
	Income Opportunities		Premium Opportunity		Robotics and		Symmetry Strategy
	Fund		Fund		Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$164,965,496		$23,563,895		$30,919,752		$45,424,937
Investments, at value (including collateral for loaned securities $0, $0, $8,987,123, $0)	$227,372,196		$22,530,120		$30,707,448		$47,216,614
Deposit with brokers for futures and swaps	—		15,354,727		—		2,996,498
Foreign currency (Cost $0, $0, $2,288, $25,077)	—		—		2,293		24,977
Receivable for securities sold	—		—		—		167,272
Receivable for fund shares sold	31,676		20,110		11,964		29,862
Dividends and interest receivable	265,967		55,166		38,897		31,615
Upfront payment on swap	—		—		—		80,659
Securities lending income receivable	—		—		50,316		—
Unrealized appreciation on open futures contracts	—		815		—		3,648,641
Unrealized appreciation on swap contracts	—		—		—		7,621
Due from insurance	81,685		—		—		—
Prepaid expenses and other assets	21,684		23,850		18,730		11,271
TOTAL ASSETS	227,773,208		37,984,788		30,829,648		54,215,030

LIABILITIES
Line of credit payable	13,916,000		—		—		—
Payable upon return of securities loaned	—		—		8,987,123		—
Options Written (Proceeds $0, $5,452,876, $0, $0)	—		4,073,533		—		—
Due to broker	—		1,289,994		—		—
Payable for investments purchased	—		—		—		1,158,808
Payable for fund shares repurchased	85,684		2,000		31,120		—
Unrealized depreciation on swap contracts	—		—		—		2,513
Unrealized depreciation on open futures contracts	—		57,307		—		1,134,737
Securities sold short, at value (Proceeds $0, $10,562, $0, $0)	—		15,690		—		—
Advisory fees payable	212,796		37,152		14,376		45,422
Distribution (12b-1) fees payable	6,354		2,712		1,317		1,099
Payable to related parties	10,668		7,205		2,562		3,908
Administration fees payable	23,756		7,814		7,375		10,753
Accrued expenses and other liabilities	58,077		36,808		31,398		28,718
TOTAL LIABILITIES	14,313,335		5,530,215		9,075,271		2,385,958
NET ASSETS	$213,459,873		$32,454,573		$21,754,377		$51,829,072

Composition of Net Assets:
Paid in capital	$488,974,539		$33,908,260		$21,172,207		$41,917,148
Accumulated earnings (loss)	(275,514,666)		(1,453,687)		582,170		9,911,924
NET ASSETS	$213,459,873		$32,454,573		$21,754,377		$51,829,072

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$33,057,943		$2,223,790		$2,326,935		$124,103
Shares of beneficial interest outstanding (a)	4,559,458		80,001		148,312		8,666
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.25	(d)	$27.80	(d)	$15.69		$14.32

Maximum offering price per share	$7.61	(c)(d)	$29.49	(b)(d)	$16.65	(b)	$15.19	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$11,857,552		$819,534		$574,477		$498,944
Shares of beneficial interest outstanding (a)	1,643,500		31,083		39,332		36,098
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.21		$26.37	(d)	$14.61	(d)	$13.82

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$168,544,378		$29,411,249		$18,852,965		$51,206,025
Shares of beneficial interest outstanding (a)	23,211,345		1,032,109		1,172,539		3,574,763
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.26		$28.50	(d)	$16.08		$14.32

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2026

	AlphaCentric
	Life Sciences and		AlphaCentric
	Healthcare Fund		Real Income Fund
ASSETS
Investment securities:
Investments, at cost	$33,037,536		$44,901,570
Investments, at value	$39,381,354		$43,774,483
Receivable for fund shares sold	26,000		3,167
Dividends and interest receivable	8,909		280,508
Prepaid expenses and other assets	11,884		20,246
Unrealized appreciation on forward foreign currency exchange contracts	—		38,858
TOTAL ASSETS	39,428,147		44,117,262

LIABILITIES
Payable for investments purchased	—		919,457
Payable for fund shares repurchased	25,002		69,282
Advisory fees payable	31,586		30,631
Distribution (12b-1) fees payable	1,308		1,279
Payable to related parties	890		1,202
Administration fees payable	7,938		9,147
Accrued expenses and other liabilities	38,107		35,238
TOTAL LIABILITIES	104,831		1,066,236
NET ASSETS	$39,323,316		$43,051,026

Composition of Net Assets:
Paid in capital	$40,606,915		$44,257,124
Accumulated loss	(1,283,599)		(1,206,098)
NET ASSETS	$39,323,316		$43,051,026

Net Asset Value Per Share:
Class A Shares (LYFAX,SIIAX):
Net Assets	$4,309,444		$2,709,998
Shares of beneficial interest outstanding (a)	273,778		166,590
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.74		$16.27

Maximum offering price per share	$16.70	(b)	$17.08	(c)

Class C Shares (LYFCX,SIICX):
Net Assets	$1,796,372		$2,070,811
Shares of beneficial interest outstanding (a)	116,577		127,644
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$15.41		$16.22

Class I Shares (LYFIX,SIIIX):
Net Assets	$33,217,500		$38,270,217
Shares of beneficial interest outstanding (a)	2,095,915		2,346,280
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$15.85		$16.31

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

		AlphaCentric		AlphaCentric
	AlphaCentric	Premium	AlphaCentric	Symmetry Strategy
	Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax withholding of $5,203 and $785, respectively)	$182,958	$—	$48,925	$799,398
Interest	13,671,372	1,035,429	20,211	563,971
Securities lending income	—	—	290,985	—
TOTAL INVESTMENT INCOME	13,854,330	1,035,429	360,121	1,363,369

EXPENSES
Investment advisory fees	3,155,010	677,715	249,805	608,491
Distribution (12b-1) fees:
Class A	91,186	6,582	5,442	282
Class C	137,783	10,086	5,707	5,053
Financial administration/fund accounting fees	264,193	62,629	45,024	93,060
Shareholder servicing fees	207,934	44,984	23,215	8,482
Legal fees	805,361 *	28,178	28,862	33,550
Line of credit fees	128,755	432	427	—
Legal administration/management services fees	121,346	13,904	11,247	26,842
Audit fees	72,809	18,434	19,897	21,808
Registration fees	68,823	49,806	43,015	38,060
Trustees fees and expenses	34,047	14,940	15,060	15,518
Compliance officer fees	18,016	8,201	14,508	13,691
Printing and postage expenses	12,822	2,997	4,519	3,987
Insurance expense	12,786	2,764	830	1,726
Custodian fees	11,012	4,875	10,289	10,021
Other expenses	2,734	2,354	1,784	2,676
TOTAL EXPENSES	5,144,617	948,881	479,631	883,247
Less: Fees waived by the Adviser	(409,575)	(162,435)	(187,958)	(155,863)
Less: Expenses reimbursed by insurance (See Note 11)	(1,954,013)	—	—	—
NET EXPENSES	2,781,029	786,446	291,673	727,384

NET INVESTMENT INCOME	11,073,301	248,983	68,448	635,985

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	332,279	(1,130,413)	1,723,375	3,974,552
Distributions of capital gains from underlying investment companies	—	—	—	7,117
Foreign Currencies Transactions	—	—	(768)	33,490
Futures Contracts	—	(305,101)	—	1,383,790
Options Written	—	5,060,508	—	—
Swap Contracts	—	—	—	35,138
	332,279	3,624,994	1,722,607	5,434,087
Net change in unrealized appreciation (depreciation) on:
Investments	6,602,320	(1,248,041)	1,025,786	471,303
Foreign Currencies Translation	—	—	1,536	(3,636)
Futures Contracts	—	880	—	1,589,853
Options Written	—	1,267,509	—	—
Securities Sold Short	—	(5,128)	—	—
Swap Contracts	—	—	—	13,319
	6,602,320	15,220	1,027,322	2,070,839

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	6,934,599	3,640,214	2,749,929	7,504,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,007,900	$3,889,197	$2,818,377	$8,140,911

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2026

	AlphaCentric Life
	Sciences and	AlphaCentric
	Healthcare Fund	Real Income Fund
INVESTMENT INCOME
Dividends (ALHF and ARIF : Net of tax withholding of $2,244 and $2,135, respectively)	$290,275	$540,207
Interest	81,377	2,497,567
TOTAL INVESTMENT INCOME	371,652	3,037,774

EXPENSES
Investment advisory fees	458,587	696,810
Distribution (12b-1) fees:
Class A	10,899	6,545
Class C	17,799	21,948
Financial administration/fund accounting fees	68,199	95,532
Registration fees	60,575	55,946
Shareholder servicing fees	40,030	47,143
Legal fees	38,000	38,829
Audit fees	17,993	18,852
Printing and postage expenses	16,433	20,644
Trustees fees and expenses	16,376	16,070
Legal administration/management services fees	14,886	25,891
Compliance officer fees	13,781	13,435
Custodian fees	9,134	14,639
Insurance expense	3,112	2,211
Line of credit fees	629	429
Other expenses	2,259	2,259
TOTAL EXPENSES	788,692	1,077,183
Less: Fees waived by the Adviser	(246,002)	(356,347)
NET EXPENSES	542,690	720,836

NET INVESTMENT INCOME (LOSS)	(171,038)	2,316,938

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(1,030,764)	1,362,739
Foreign Currencies Transactions	—	(168,435)
	(1,030,764)	1,194,304
Net change in unrealized appreciation (depreciation) on:
Investments	7,994,505	(364,678)
Foreign Currency Translation	—	(944)
Forward Foreign Currency Exchange Contracts	—	58,267
	7,994,505	(307,355)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	6,963,741	886,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,792,703	$3,203,887

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income	$11,073,301	$10,982,220
Net realized gain (loss) from investments	332,279	3,912,521
Net change in unrealized appreciation (depreciation) on investments	6,602,320	(12,805,684)
Net increase in net assets resulting from operations	18,007,900	2,089,057

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	(1,433,780)	(1,237,689)
Class C (IOFCX)	(506,378)	(732,147)
Class I (IOFIX)	(8,013,685)	(8,328,015)
From distributable earnings:
Class A (IOFAX)	(1,440,399)	(1,259,327)
Class C (IOFCX)	(471,456)	(649,156)
Class I (IOFIX)	(7,620,740)	(10,054,675)
Total distributions to shareholders	(19,486,438)	(22,261,009)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	15,627,788	12,407,333
Class C (IOFCX)	46,416	252,476
Class I (IOFIX)	78,279,765	43,823,093
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	2,236,263	2,105,091
Class C (IOFCX)	921,728	1,298,335
Class I (IOFIX)	13,480,421	15,763,381
Payments for shares repurchased:
Class A (IOFAX)	(18,861,854)	(12,067,309)
Class C (IOFCX)	(5,465,539)	(8,091,730)
Class I (IOFIX)	(113,946,781)	(135,714,527)
Net decrease in net assets from shares of beneficial interest	(27,681,793)	(80,223,857)

TOTAL DECREASE IN NET ASSETS	(29,160,331)	(100,395,809)

NET ASSETS
Beginning of Year	242,620,204	343,016,013
End of Year	$213,459,873	$242,620,204

SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	2,117,083	1,654,681
Shares Reinvested	304,968	281,477
Shares Repurchased	(2,577,773)	(1,607,245)
Net increase (decrease) in shares of beneficial interest outstanding	(155,722)	328,913

Class C (IOFCX):
Shares Sold	6,345	33,436
Shares Reinvested	126,462	174,228
Shares Repurchased	(748,705)	(1,083,214)
Net decrease in shares of beneficial interest outstanding	(615,898)	(875,550)

Class I (IOFIX):
Shares Sold	10,534,944	5,755,581
Shares Reinvested	1,836,216	2,102,935
Shares Repurchased	(15,473,407)	(17,999,778)
Net decrease in shares of beneficial interest outstanding	(3,102,247)	(10,141,262)

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income	$248,983	$1,003,906
Net realized gain (loss) from investments, future contracts and options written	3,624,994	(939,337)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, future contracts and options written	15,220	(337,199)
Net increase (decrease) in net assets resulting from operations	3,889,197	(272,630)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (HMXAX)	(142,683)	(54,487)
Class C (HMXCX)	(47,473)	(10,589)
Class I (HMXIX)	(1,975,824)	(1,312,885)
Total distributions to shareholders	(2,165,980)	(1,377,961)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	89,562	346,957
Class C (HMXCX)	14,500	73,900
Class I (HMXIX)	2,297,357	13,496,174
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	115,551	45,902
Class C (HMXCX)	45,485	10,175
Class I (HMXIX)	1,670,334	999,757
Payments for shares repurchased:
Class A (HMXAX)	(1,168,918)	(1,572,484)
Class C (HMXCX)	(420,057)	(587,488)
Class I (HMXIX)	(27,250,452)	(29,991,880)
Net decrease in net assets from shares of beneficial interest	(24,606,638)	(17,178,987)

TOTAL DECREASE IN NET ASSETS	(22,883,421)	(18,829,578)

NET ASSETS
Beginning of Year	55,337,994	74,167,572
End of Year	$32,454,573	$55,337,994

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	3,310	12,558
Shares Reinvested	4,056	1,607
Shares Repurchased	(41,984)	(57,413)
Net decrease in shares of beneficial interest outstanding	(34,618)	(43,248)

Class C (HMXCX):
Shares Sold	535	2,811
Shares Reinvested	1,680	374
Shares Repurchased	(15,437)	(22,324)
Net decrease in shares of beneficial interest outstanding	(13,222)	(19,139)

Class I (HMXIX):
Shares Sold	79,030	473,046
Shares Reinvested	57,242	34,215
Shares Repurchased	(987,578)	(1,056,106)
Net decrease in shares of beneficial interest outstanding	(851,306)	(548,845)

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income (loss)	$68,448	$(39,202)
Net realized gain from investments and foreign currencies transactions	1,722,607	5,179,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies translation	1,027,322	(6,141,464)
Net increase (decrease) in net assets resulting from operations	2,818,377	(1,000,748)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (GNXAX)	(26,725)	—
Class C (GNXCX)	(7,816)	—
Class I (GNXIX)	(233,662)	—
Total distributions to shareholders	(268,203)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	1,304,884	128,707
Class C (GNXCX)	277,150	82,536
Class I (GNXIX)	12,303,443	5,547,398
Net asset value of shares issued in reinvestment of distributions:
Class A (GNXAX)	22,436	—
Class C (GNXCX)	7,678	—
Class I (GNXIX)	134,816	—
Payments for shares repurchased:
Class A (GNXAX)	(840,246)	(1,570,861)
Class C (GNXCX)	(201,465)	(196,664)
Class I (GNXIX)	(6,330,564)	(17,080,820)
Net increase (decrease) in net assets from shares of beneficial interest	6,678,132	(13,089,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,228,306	(14,090,452)

NET ASSETS
Beginning of Year	12,526,071	26,616,523
End of Year	$21,754,377	$12,526,071

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	71,498	9,410
Shares Reinvested	1,280	—
Shares Repurchased	(49,345)	(128,207)
Net increase (decrease) in shares of beneficial interest outstanding	23,433	(118,797)

Class C (GNXCX):
Shares Sold	16,403	5,687
Shares Reinvested	470	—
Shares Repurchased	(12,933)	(16,487)
Net increase (decrease) in shares of beneficial interest outstanding	3,940	(10,800)

Class I (GNXIX):
Shares Sold	648,264	433,307
Shares Reinvested	7,511	—
Shares Repurchased	(349,447)	(1,414,389)
Net increase (decrease) in shares of beneficial interest outstanding	306,328	(981,082)

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income	$635,985	$667,560
Net realized gain (loss) from investments, foreign currencies transactions, futures contracts and swap contracts	5,426,970	(543,401)
Distributions of capital gains from underlying investment companies	7,117	791
Net change in unrealized appreciation (depreciation) on investments, foreign currencies translation, futures contracts and swap contracts	2,070,839	(812,003)
Net increase (decrease) in net assets resulting from operations	8,140,911	(687,053)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	3,195	21,608
Class C (SYMCX)	41,959	21,840
Class I (SYMIX)	6,604,028	3,341,927
Payments for shares repurchased:
Class A (SYMAX)	(2,974)	(104,581)
Class C (SYMCX)	(172,103)	(198,226)
Class I (SYMIX)	(3,457,330)	(2,436,211)
Net increase in net assets from shares of beneficial interest	3,016,775	646,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,157,686	(40,696)

NET ASSETS
Beginning of Year	40,671,386	40,712,082
End of Year	$51,829,072	$40,671,386

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	227	1,753
Shares Repurchased	(228)	(8,571)
Net decrease in shares of beneficial interest outstanding	(1)	(6,818)

Class C (SYMCX):
Shares Sold	3,091	1,823
Shares Repurchased	(13,799)	(16,894)
Net decrease in shares of beneficial interest outstanding	(10,708)	(15,071)

Class I (SYMIX):
Shares Sold	493,651	272,810
Shares Repurchased	(269,256)	(202,883)
Net increase in shares of beneficial interest outstanding	224,395	69,927

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment loss	$(171,038)	$(237,517)
Net realized loss from investments	(1,030,764)	(2,422,008)
Net change in unrealized appreciation on investments and foreign currency translation	7,994,505	5,692,022
Net increase in net assets resulting from operations	6,792,703	3,032,497

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (LYFAX)	(60,095)	(126,887)
Class C (LYFCX)	(13,922)	(22,143)
Class I (LYFIX)	(541,974)	(1,005,687)
Total distributions to shareholders	(615,991)	(1,154,717)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	446,785	1,998,240
Class C (LYFCX)	118,932	278,394
Class I (LYFIX)	8,295,461	8,871,209
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	58,441	124,994
Class C (LYFCX)	13,765	21,863
Class I (LYFIX)	397,393	773,628
Payments for shares repurchased:
Class A (LYFAX)	(2,141,209)	(3,635,100)
Class C (LYFCX)	(475,544)	(700,250)
Class I (LYFIX)	(17,743,993)	(68,571,324)
Net decrease in net assets from shares of beneficial interest	(11,029,969)	(60,838,346)

TOTAL DECREASE IN NET ASSETS	(4,853,257)	(58,960,566)

NET ASSETS
Beginning of Year	44,176,573	103,137,139
End of Year	$39,323,316	$44,176,573

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	30,273	152,883
Shares Reinvested	3,703	9,739
Shares Repurchased	(158,817)	(284,102)
Net decrease in shares of beneficial interest outstanding	(124,841)	(121,480)

Class C (LYFCX):
Shares Sold	8,889	22,483
Shares Reinvested	889	1,737
Shares Repurchased	(35,207)	(55,260)
Net decrease in shares of beneficial interest outstanding	(25,429)	(31,040)

Class I (LYFIX):
Shares Sold	571,844	683,592
Shares Reinvested	25,025	59,848
Shares Repurchased	(1,364,478)	(5,232,284)
Net decrease in shares of beneficial interest outstanding	(767,609)	(4,488,844)

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income	$2,316,938	$2,640,064
Net realized gain from investments and foreign currencies transaction	1,194,304	104,903
Net change in unrealized appreciation (depreciation) on investments, foreign currencies translation and forward foreign currency exchange contracts	(307,355)	437,181
Net increase in net assets resulting from operations	3,203,887	3,182,148

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SIIAX)	(167,020)	(128,256)
Class C (SIICX)	(123,425)	(129,594)
Class I (SIIIX)	(2,732,101)	(3,307,359)
Total distributions to shareholders	(3,022,546)	(3,565,209)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	600,243	1,252,284
Class C (SIICX)	85,031	741,746
Class I (SIIIX)	11,653,819	20,759,934
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	121,170	100,949
Class C (SIICX)	115,004	118,258
Class I (SIIIX)	1,996,148	2,350,085
Payments for shares repurchased:
Class A (SIIAX)	(446,955)	(145,033)
Class C (SIICX)	(440,844)	(387,131)
Class I (SIIIX)	(19,844,537)	(32,192,543)
Net decrease in net assets from shares of beneficial interest	(6,160,921)	(7,401,451)

TOTAL DECREASE IN NET ASSETS	(5,979,580)	(7,784,512)

NET ASSETS
Beginning of Year	49,030,606	56,815,118
End of Year	$43,051,026	$49,030,606

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	36,742	75,680
Shares Reinvested	7,444	6,095
Shares Repurchased	(27,317)	(8,835)
Net increase in shares of beneficial interest outstanding	16,869	72,940

Class C (SIICX):
Shares Sold	5,238	45,422
Shares Reinvested	7,086	7,156
Shares Repurchased	(27,069)	(23,379)
Net increase (decrease) in shares of beneficial interest outstanding	(14,745)	29,199

Class I (SIIIX):
Shares Sold	720,537	1,253,795
Shares Reinvested	122,382	141,819
Shares Repurchased	(1,213,651)	(1,950,845)
Net decrease in shares of beneficial interest outstanding	(370,732)	(555,231)

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	2026		2025		2024		2023		2022
Net asset value, beginning of year	$7.28		$7.79		$8.68		$11.48		$11.50

Activity from investment operations:
Net investment income (1)	0.32		0.27		0.28		0.22		0.13
Net realized and unrealized gain (loss) on investments	0.23		(0.20)		(0.60)		(2.52)		0.30
Total from investment operations	0.55		0.07		(0.32)		(2.30)		0.43

Less distributions from:
Net investment income	(0.29)		(0.28)		(0.25)		(0.19)		(0.26)
Return of capital	(0.29)		(0.30)		(0.32)		(0.31)		(0.19)
Total distributions	(0.58)		(0.58)		(0.57)		(0.50)		(0.45)

Net asset value, end of year	$7.25		$7.28		$7.79		$8.68		$11.48
Total return (2)	7.79	% (10)	0.99	% (10)	(3.63	)% (10)	(20.20)%		3.68%
Net assets, at end of year (000s)	$33,058		$34,339		$34,190		$44,561		$146,192

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.28	% (9)	3.63	% (8)	2.31	% (7)	2.18	% (6)	1.95	% (5)
Ratio of net expenses to average net assets after expense reimbursement	1.30	% (9)	2.64	% (8)	1.99	% (7)	1.90	% (6)	1.76	% (5)
Ratio of net investment income to average net assets (4)	4.41	% (9)	3.70	% (8)	3.46	% (7)	2.32	% (6)	1.09	% (5)
Portfolio Turnover Rate	14%		6%		15%		0%		14%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(8)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.37% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser and also includes (0.81)% attributted to insurance reimbursement from previously incurred legal fees.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	2026		2025		2024		2023		2022
Net asset value, beginning of year	$7.25		$7.76		$8.65		$11.43		$11.45

Activity from investment operations:
Net investment income (1)	0.27		0.22		0.23		0.16		0.04
Net realized and unrealized gain (loss) on investments	0.22		(0.21)		(0.60)		(2.51)		0.30
Total from investment operations	0.49		0.01		(0.37)		(2.35)		0.34

Less distributions from:
Net investment income	(0.27)		(0.25)		(0.23)		(0.17)		(0.21)
Return of capital	(0.26)		(0.27)		(0.29)		(0.26)		(0.15)
Total distributions	(0.53)		(0.52)		(0.52)		(0.43)		(0.36)

Net asset value, end of year	$7.21		$7.25		$7.76		$8.65		$11.43
Total return (2)	6.87%		0.24	% (10)	(4.37	)% (10)	(20.74)%		2.92%
Net assets, at end of year (000s)	$11,858		$16,379		$24,330		$46,084		$100,794

Ratio of gross expenses to average net assets before expense reimbursement (3)	3.02	% (9)	4.38	% (8)	3.06	% (7)	2.93	% (6)	2.71	% (5)
Ratio of net expenses to average net assets after expense reimbursement	2.05	% (9)	3.39	% (8)	2.74	% (7)	2.65	% (6)	2.51	% (5)
Ratio of net investment income to average net assets (4)	3.66	% (9)	2.95	% (8)	2.74	% (7)	1.66	% (6)	0.34	% (5)
Portfolio Turnover Rate	14%		6%		15%		0%		14%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(8)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.37% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser and also includes (0.81)% attributted to insurance reimbursement from previously incurred legal fees.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	2026		2025		2024		2023		2022
Net asset value, beginning of year	$7.29		$7.80		$8.69		$11.49		$11.51

Activity from investment operations:
Net investment income (1)	0.34		0.30		0.31		0.25		0.16
Net realized and unrealized gain (loss) on investments	0.23		(0.21)		(0.60)		(2.52)		0.30
Total from investment operations	0.57		0.09		(0.29)		(2.27)		0.46

Less distributions from:
Net investment income	(0.30)		(0.34)		(0.26)		(0.20)		(0.28)
Return of capital	(0.30)		(0.26)		(0.34)		(0.33)		(0.20)
Total distributions	(0.60)		(0.60)		(0.60)		(0.53)		(0.48)

Net asset value, end of year	$7.26		$7.29		$7.80		$8.69		$11.49
Total return (2)	8.04%		1.23	% (10)	(3.38	)% (10)	(19.99)%		3.93%
Net assets, at end of year (000s)	$168,544		$191,902		$284,496		$528,778		$2,189,289

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.03	% (9)	3.38	% (8)	2.06	% (7)	1.93	% (6)	1.70	% (5)
Ratio of net expenses to average net assets after expense reimbursement	1.05	% (9)	2.39	% (8)	1.74	% (7)	1.65	% (6)	1.51	% (5)
Ratio of net investment income to average net assets (4)	4.66	% (9)	3.95	% (8)	3.74	% (7)	2.56	% (6)	1.34	% (5)
Portfolio Turnover Rate	14%		6%		15%		0%		14%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(8)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.37% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser and also includes (0.81)% attributted to insurance reimbursement from previously incurred legal fees.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		March 31,		March 31,		March 31,	March 31,
Class A (HMXAX)	2026		2025		2024		2023	2022
Net asset value, beginning of year	$26.54		$27.33		$24.00		$25.14	$25.80

Activity from investment operations:
Net investment income (loss) (1)	0.12		0.36		0.37		(0.07)	(0.58)
Net realized and unrealized gain (loss) on investments	2.85		(0.68)		2.96		(1.07)	1.19
Total from investment operations	2.97		(0.32)		3.33		(1.14)	0.61

Less distributions from:
Net investment income	(0.75)		(0.47)		—		—	—
Net realized gains	(0.96)		—		—		—	(1.27)
Total distributions	(1.71)		(0.47)		—		—	(1.27)

Net asset value, end of year	$27.80		$26.54		$27.33		$24.00	$25.14
Total return (2)	11.03	% (5)	(1.28	)% (5)	13.88	% (5)	(4.53)%	2.24%
Net assets, at end of year (000s)	$2,224		$3,041		$4,314		$7,452	$6,187

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.66	% (6)	2.51%		2.43%		2.37%	2.25%
Ratio of net expenses to average net assets after expense reimbursement	2.24	% (6)	2.24%		2.24%		2.24%	2.24%
Ratio of net investment income (loss) to average net assets	0.44	% (6)	1.30%		1.48%		(0.31)%	(2.22)%
Portfolio Turnover Rate (4)	0%		0%		0%		0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		March 31,		March 31,		March 31,	March 31,
Class C (HMXCX)	2026		2025		2024		2023	2022
Net asset value, beginning of year	$25.21		$25.95		$22.96		$24.24	$25.10

Activity from investment operations:
Net investment income (loss) (1)	(0.08	) (7)	0.15		0.18		(0.29)	(0.75)
Net realized and unrealized gain (loss) on investments	2.70		(0.66)		2.81		(0.99)	1.16
Total from investment operations	2.62		(0.51)		2.99		(1.28)	0.41

Less distributions from:
Net investment income	(0.50)		(0.23)		—		—	—
Net realized gains	(0.96)		—		—		—	(1.27)
Total distributions	(1.46)		(0.23)		—		—	(1.27)

Net asset value, end of year	$26.37		$25.21		$25.95		$22.96	$24.24
Total return (2)	10.24	% (5)	(2.04	)% (5)	13.02	% (5)	(5.28)%	1.50%
Net assets, at end of year (000s)	$820		$1,117		$1,646		$1,783	$3,652

Ratio of gross expenses to average net assets before expense reimbursement (3)	3.41	% (6)	3.26%		3.18%		3.12%	3.00%
Ratio of net expenses to average net assets after expense reimbursement	2.99	% (6)	2.99%		2.99%		2.99%	2.99%
Ratio of net investment income (loss) to average net assets	(0.31	)% (6)	0.55%		0.73%		(1.30)%	(2.97)%
Portfolio Turnover Rate (4)	0%		0%		0%		0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class I (HMXIX)	2026		2025		2024	2023	2022
Net asset value, beginning of year	$27.17		$28.04		$24.56	$25.67	$26.25

Activity from investment operations:
Net investment income (loss) (1)	0.20		0.44		0.45	(0.07)	(0.52)
Net realized and unrealized gain (loss) on investments	2.93		(0.69)		3.03	(1.04)	1.21
Total from investment operations	3.13		(0.25)		3.48	(1.11)	0.69

Less distributions from:
Net investment income	(0.84)		(0.62)		—	—	—
Net realized gains	(0.96)		—		—	—	(1.27)
Total distributions	(1.80)		(0.62)		—	—	(1.27)

Net asset value, end of year	$28.50		$27.17		$28.04	$24.56	$25.67
Total return (2)	11.27	% (5)	(1.04	)% (5)	14.17%	(4.32)%	2.51%
Net assets, at end of year (000s)	$29,411		$51,179		$68,207	$79,979	$167,686

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.41	% (6)	2.26%		2.18%	2.12%	2.01%
Ratio of net expenses to average net assets after expense reimbursement	1.99	% (6)	1.99%		1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	0.69	% (6)	1.55%		1.73%	(0.30)%	(1.97)%
Portfolio Turnover Rate (4)	0%		0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		March 31,		March 31,		March 31,	March 31,
Class A (GNXAX)	2026		2025		2024		2023	2022
Net asset value, beginning of year	$12.00		$12.26		$11.61		$13.99	$17.06

Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.06)		(0.04)		(0.02)	(0.14)
Net realized and unrealized gain (loss) on investments	3.88		(0.20)		0.69		(1.78)	(2.20)
Total from investment operations	3.90		(0.26)		0.65		(1.80)	(2.34)

Less distributions from:
Net realized gains	(0.21)		—		—		(0.58)	(0.73)
Total distributions	(0.21)		—		—		(0.58)	(0.73)

Net asset value, end of year	$15.69		$12.00		$12.26		$11.61	$13.99
Total return (2)	32.35	% (7)	(2.12	)% (7)	5.60%		(12.70)%	(14.41)%
Net assets, at end of year (000s)	$2,327		$1,499		$2,988		$3,729	$5,853

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.59	% (6)	2.84	% (5)	2.34	% (4)	2.31%	2.02%
Ratio of net expenses to average net assets after expense reimbursement	1.65	% (6)	1.76	% (5)	1.65	% (4)	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.15	% (6)	(0.43	)% (5)	(0.32	)% (4)	(0.20)%	(0.85)%
Portfolio Turnover Rate	114%		59%		54%		38%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		March 31,		March 31,		March 31,	March 31,
Class C (GNXCX)	2026		2025		2024		2023	2022
Net asset value, beginning of year	$11.27		$11.60		$11.07		$13.47	$16.57

Activity from investment operations:
Net investment loss (1)	(0.10	) (8)	(0.15)		(0.11)		(0.10)	(0.26)
Net realized and unrealized gain (loss) on investments	3.65		(0.18)		0.64		(1.72)	(2.11)
Total from investment operations	3.55		(0.33)		0.53		(1.82)	(2.37)

Less distributions from:
Net realized gains	(0.21)		—		—		(0.58)	(0.73)
Total distributions	(0.21)		—		—		(0.58)	(0.73)

Net asset value, end of year	$14.61		$11.27		$11.60		$11.07	$13.47
Total return (2)	31.34	% (7)	(2.84	)% (7)	4.79%		(13.34)%	(15.03)%
Net assets, at end of year (000s)	$574		$399		$536		$676	$1,258

Ratio of gross expenses to average net assets before expense reimbursement (3)	3.34	% (6)	3.59	% (5)	3.09	% (4)	3.06%	2.78%
Ratio of net expenses to average net assets after expense reimbursement	2.40	% (6)	2.51	% (5)	2.40	% (4)	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.60	)% (6)	(1.18	)% (5)	(1.07	)% (4)	(0.96)%	(1.61)%
Portfolio Turnover Rate	114%		59%		54%		38%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	The amount of net investment loss on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		March 31,		March 31,		March 31,	March 31,
Class I (GNXIX)	2026		2025		2024		2023	2022
Net asset value, beginning of year	$12.27		$12.50		$11.81		$14.17	$17.23

Activity from investment operations:
Net investment income (loss) (1)	0.07		(0.02)		(0.01)		0.01 (4)	(0.10)
Net realized and unrealized gain (loss) on investments	3.95		(0.21)		0.70		(1.79)	(2.23)
Total from investment operations	4.02		(0.23)		0.69		(1.78)	(2.33)

Less distributions from:
Net realized gains	(0.21)		—		—		(0.58)	(0.73)
Total distributions	(0.21)		—		—		(0.58)	(0.73)

Net asset value, end of year	$16.08		$12.27		$12.50		$11.81	$14.17
Total return (2)	32.62	% (8)	(1.84	)% (8)	5.84	% (8)	(12.39)%	(14.21)%
Net assets, at end of year (000s)	$18,853		$10,628		$23,092		$27,309	$32,289

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.34	% (7)	2.59	% (6)	2.09	% (5)	2.06%	1.78%
Ratio of net expenses to average net assets after expense reimbursement	1.40	% (7)	1.51	% (6)	1.40	% (5)	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.40	% (7)	(0.18	)% (6)	(0.07	)% (5)	0.03%	(0.60)%
Portfolio Turnover Rate	114%		59%		54%		38%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class A (SYMAX)	2026		2025	2024		2023	2022
Net asset value, beginning of year	$11.97		$12.19	$11.30		$12.76	$11.46

Activity from investment operations:
Net investment income (loss) (1)	0.15		0.17	0.19		0.08	(0.08)
Net realized and unrealized gain (loss) on investments	2.20		(0.39)	0.85		(0.43)	1.40
Total from investment operations	2.35		(0.22)	1.04		(0.35)	1.32

Less distributions from:
Net investment income	—		—	(0.15)		(0.98)	(0.02)
Net realized gains	—		—	—		(0.13)	—
Total distributions	—		—	(0.15)		(1.11)	(0.02)

Net asset value, end of year	$14.32		$11.97	$12.19		$11.30	$12.76
Total return (2)	19.63%		(1.80)%	9.28%		(2.86)%	11.57%
Net assets, at end of year (000s)	$124		$104	$189		$858	$211

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.20	% (6)	2.22%	2.17	% (5)	1.95%	2.38	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.85	% (6)	1.85%	1.85	% (5)	1.85%	2.01	% (4)
Ratio of net investment income (loss) to average net assets	1.17	% (6)	1.41%	1.63	% (5)	0.65%	(0.54	)% (4)
Portfolio Turnover Rate	574%		299%	329%		362%	189%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class C (SYMCX)	2026		2025	2024		2023	2022
Net asset value, beginning of year	$11.64		$11.94	$11.11		$12.63	$11.42

Activity from investment operations:
Net investment income (loss) (1)	0.05		0.08	0.11		0.01	(0.15)
Net realized and unrealized gain (loss) on investments	2.13		(0.38)	0.82		(0.44)	1.36
Total from investment operations	2.18		(0.30)	0.93		(0.43)	1.21

Less distributions from:
Net investment income	—		—	(0.10)		(0.96)	—
Net realized gains	—		—	—		(0.13)	—
Total distributions	—		—	(0.10)		(1.09)	—

Net asset value, end of year	$13.82		$11.64	$11.94		$11.11	$12.63
Total return (2)	18.73%		(2.51)%	8.46%		(3.53)%	10.60%
Net assets, at end of year (000s)	$499		$545	$739		$954	$9

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.95	% (6)	2.97%	2.92	% (5)	2.70%	3.12	% (4)
Ratio of net expenses to average net assets after expense reimbursement	2.60	% (6)	2.60%	2.60	% (5)	2.60%	2.76	% (4)
Ratio of net investment income (loss) to average net assets	0.42	% (6)	0.66%	0.98	% (5)	0.06%	(1.29	)% (4)
Portfolio Turnover Rate	574%		299%	329%		362%	189%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class I (SYMIX)	2026		2025	2024		2023	2022
Net asset value, beginning of year	$11.95		$12.13	$11.30		$12.75	$11.44

Activity from investment operations:
Net investment income (loss) (1)	0.19		0.20	0.23		0.08	(0.04)
Net realized and unrealized gain (loss) on investments	2.18		(0.38)	0.84		(0.40)	1.38
Total from investment operations	2.37		(0.18)	1.07		(0.32)	1.34

Less distributions from:
Net investment income	—		—	(0.24)		(1.00)	(0.03)
Net realized gains	—		—	—		(0.13)	—
Total distributions	—		—	(0.24)		(1.13)	(0.03)

Net asset value, end of year	$14.32		$11.95	$12.13		$11.30	$12.75
Total return (2)	19.83%		(1.48)%	9.57%		(2.65)%	11.74%
Net assets, at end of year (000s)	$51,206		$40,023	$39,785		$48,961	$34,898

Ratio of gross expenses to average net assets before expense reimbursement (3)	1.95	% (6)	1.97%	1.92	% (5)	1.70%	2.12	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.60	% (6)	1.60%	1.60	% (5)	1.60%	1.76	% (4)
Ratio of net investment income (loss) to average net assets	1.42	% (6)	1.66%	1.98	% (5)	0.71%	(0.29	)% (4)
Portfolio Turnover Rate	574%		299%	329%		362%	189%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31,		March 31,		March 31,	March 31,		March 31,
Class A (LYFAX)	2026		2025		2024	2023		2022
Net asset value, beginning of year	$12.90		$12.73		$13.18	$13.38		$15.56

Activity from investment operations:
Net investment loss (1)	(0.09)		(0.06)		(0.08)	(0.09)		(0.21)
Net realized and unrealized gain (loss) on investments	3.15		0.48		(0.03)	0.44		(0.32)
Total from investment operations	3.06		0.42		(0.11)	0.35		(0.53)

Less distributions from:
Net investment income	(0.22)		(0.25)		—	—		(0.07)
Net realized gains	—		—		(0.34)	(0.55)		(1.58)
Total distributions	(0.22)		(0.25)		(0.34)	(0.55)		(1.65)

Net asset value, end of year	$15.74		$12.90		$12.73	$13.18		$13.38
Total return (2)	23.75%		3.30%		(0.79)%	3.00%		(2.74)%
Net assets, at end of year (000s)	$4,309		$5,143		$6,622	$3,786		$1,815

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.32	% (7)	2.12	% (6)	1.90%	2.00	% (5)	2.11	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.65	% (7)	1.70	% (6)	1.65%	1.65	% (5)	1.66	% (4)
Ratio of net investment loss to average net assets	(0.64	)% (7)	(0.54	)% (6)	(0.62)%	(0.71	)% (5)	(1.46	)% (4)
Portfolio Turnover Rate	107%		164%		134%	142%		167%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31,		March 31,		March 31,	March 31,		March 31,
Class C (LYFCX)	2026		2025		2024	2023		2022
Net asset value, beginning of year	$12.64		$12.47		$13.01	$13.31		$15.53

Activity from investment operations:
Net investment loss (1)	(0.19)		(0.15)		(0.16)	(0.18)		(0.32)
Net realized and unrealized gain (loss) on investments	3.07		0.46		(0.04)	0.43		(0.32)
Total from investment operations	2.88		0.31		(0.20)	0.25		(0.64)

Less distributions from:
Net investment income	(0.11)		(0.14)		—	—		—
Net realized gains	—		—		(0.34)	(0.55)		(1.58)
Total distributions	(0.11)		(0.14)		(0.34)	(0.55)		(1.58)

Net asset value, end of year	$15.41		$12.64		$12.47	$13.01		$13.31
Total return (2)	22.82%		2.51%		(1.50)%	2.26%		(3.54)%
Net assets, at end of year (000s)	$1,796		$1,795		$2,157	$709		$302

Ratio of gross expenses to average net assets before expense reimbursement (3)	3.07	% (7)	2.87	% (6)	2.65%	2.75	% (5)	2.86	% (4)
Ratio of net expenses to average net assets after expense reimbursement	2.40	% (7)	2.45	% (6)	2.40%	2.40	% (5)	2.41	% (4)
Ratio of net investment loss to average net assets	(1.39	)% (7)	(1.29	)% (6)	(1.30)%	(1.49	)% (5)	(2.21	)% (4)
Portfolio Turnover Rate	107%		164%		134%	142%		167%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31,		March 31,		March 31,	March 31,		March 31,
Class I (LYFIX)	2026		2025		2024	2023		2022
Net asset value, beginning of year	$13.00		$12.83		$13.25	$13.42		$15.59

Activity from investment operations:
Net investment loss (1)	(0.06)		(0.04)		(0.06)	(0.06)		(0.18)
Net realized and unrealized gain (loss) on investments	3.19		0.49		(0.02)	0.44		(0.31)
Total from investment operations	3.13		0.45		(0.08)	0.38		(0.49)

Less distributions from:
Net investment income	(0.28)		(0.28)		—	—		(0.10)
Net realized gains	—		—		(0.34)	(0.55)		(1.58)
Total distributions	(0.28)		(0.28)		(0.34)	(0.55)		(1.68)

Net asset value, end of year	$15.85		$13.00		$12.83	$13.25		$13.42
Total return (2)	24.10%		3.54%		(0.56)%	3.22%		(2.47)%
Net assets, at end of year (000s)	$33,218		$37,239		$94,358	$75,021		$29,483

Ratio of gross expenses to average net assets before expense reimbursement (3)	2.07	% (7)	1.87	% (6)	1.65%	1.75	% (5)	1.86	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.40	% (7)	1.45	% (6)	1.40%	1.40	% (5)	1.41	% (4)
Ratio of net investment loss to average net assets	(0.39	)% (7)	(0.29	)% (6)	(0.40)%	(0.47	)% (5)	(1.21	)% (4)
Portfolio Turnover Rate	107%		164%		134%	142%		167%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Period Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class A (SIIAX)	2026		2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.26		$16.38	$14.86		$17.67	$18.48

Activity from investment operations:
Net investment income (2)	0.78		0.78	0.83		0.70	0.40
Net realized and unrealized gain (loss) on investments	0.27		0.14	1.73		(2.54)	(0.38	) (6)
Total from investment operations	1.05		0.92	2.56		(1.84)	0.02

Less distributions from:
Net investment income	(1.04)		(1.04)	(1.04)		(0.75)	(0.55)
Net realized gains	—		—	—		—	(0.18)
Return of capital	—		—	—		(0.22)	(0.10)
Total distributions	(1.04)		(1.04)	(1.04)		(0.97)	(0.83)

Net asset value, end of period	$16.27		$16.26	$16.38		$14.86	$17.67
Total return (3)(11)	6.64%		5.69%	17.77%		(10.58)%	0.02%
Net assets, at end of period (000s)	$2,710		$2,434	$1,257		$467	$246

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(10)	2.51	% (9)	2.41%	2.27	% (8)	2.37%	2.37	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(10)	1.74	% (9)	1.74%	1.74	% (8)	1.74%	1.75	% (7)
Ratio of net investment income to average net assets (5)(10)	4.80	% (9)	4.58%	5.21	% (8)	4.42%	2.64	% (7)
Portfolio Turnover Rate (11)	152%		144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Annualized for periods less than one year.

(11)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Period Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class C (SIICX)	2026		2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.22		$16.34	$14.83		$17.64	$18.48

Activity from investment operations:
Net investment income (2)	0.66		0.64	0.68		0.51	0.21
Net realized and unrealized gain (loss) on investments	0.26		0.16	1.76		(2.47)	(0.31	) (6)
Total from investment operations	0.92		0.80	2.44		(1.96)	(0.10)

Less distributions from:
Net investment income	(0.92)		(0.92)	(0.93)		(0.65)	(0.47)
Net realized gains	—		—	—		—	(0.18)
Return of capital	—		—	—		(0.20)	(0.09)
Total distributions	(0.92)		(0.92)	(0.93)		(0.85)	(0.74)

Net asset value, end of period	$16.22		$16.22	$16.34		$14.83	$17.64
Total return (3)(11)	5.81%		4.93%	16.88%		(11.24)%	(0.61)%
Net assets, at end of period (000s)	$2,071		$2,309	$1,850		$983	$563

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(10)	3.26	% (9)	3.16%	3.02	% (8)	3.12%	3.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(10)	2.49	% (9)	2.49%	2.49	% (8)	2.49%	2.50	% (7)
Ratio of net investment income to average net assets (5)(10)	4.05	% (9)	3.83%	4.35	% (8)	3.26%	1.41	% (7)
Portfolio Turnover Rate (11)	152%		144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Annualized for periods less than one year.

(11)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended		Year Ended	Year Ended		Year Ended	Period Ended
	March 31,		March 31,	March 31,		March 31,	March 31,
Class I (SIIIX)	2026		2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.30		$16.41	$14.89		$17.69	$18.48

Activity from investment operations:
Net investment income (2)	0.82		0.80	0.83		0.62	0.35
Net realized and unrealized gain (loss) on investments	0.27		0.17	1.77		(2.42)	(0.29	) (6)
Total from investment operations	1.09		0.97	2.60		(1.80)	0.06

Less distributions from:
Net investment income	(1.08)		(1.08)	(1.08)		(0.77)	(0.56)
Net realized gains	—		—	—		—	(0.18)
Return of capital	—		—	—		(0.23)	(0.11)
Total distributions	(1.08)		(1.08)	(1.08)		(1.00)	(0.85)

Net asset value, end of period	$16.31		$16.30	$16.41		$14.89	$17.69
Total return (3)(11)	6.89%		5.99%	18.00%		(10.29)%	0.23%
Net assets, at end of period (000s)	$38,270		$44,287	$53,708		$46,511	$45,539

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(10)	2.26	% (9)	2.16%	2.02	% (8)	2.12%	2.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(10)	1.49	% (9)	1.49%	1.49	% (8)	1.49%	1.50	% (7)
Ratio of net investment income to average net assets (5)(10)	5.05	% (9)	4.83%	5.30	% (8)	3.91%	2.25	% (7)
Portfolio Turnover Rate (11)	152%		144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class I commenced operations on August 1, 2011 and financial highlights above does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Includes 0.00% for the year ended March 31, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Annualized for periods less than one year.

(11)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”) was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. Each Fund is a diversified series of the Trust. The Funds’ investment adviser is AlphaCentric Advisors, LLC (the “Adviser” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”) commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”) commenced operations on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is to achieve long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”) commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”) Class A and C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric Life Sciences and Healthcare Fund (“ALSHF”) commenced operations on November 29, 2019. ALSHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is Kennedy Capital Management LLC.

AlphaCentric Real Income Fund (“ARIF”) commenced operations on May 28, 2021. ARIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is CrossingBridge Advisors, LLC.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering,

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value (“NAV”) is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2026 for the Funds’ assets and liabilities measured at fair value:

AIOF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$5,358,050	$—	$—	$5,358,050
Non-Agency Residential Mortgage Backed Securities	—	222,013,717	—	222,013,717
Short-Term Investment	429	—	—	429
Total	$5,358,479	$222,013,717	$—	$227,372,196

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

APOF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Short-Term Investments	$17,693,292	$—	$—	$17,693,292
Call Options Purchased	1,661,963	1,029,625	—	2,691,588
Put Options Purchased	2,145,240	—	—	2,145,240
Unrealized Appreciation on Open Futures Contracts	815	—	—	815
Total	$21,501,310	$1,029,625	$—	$22,530,935

APOF

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Written	$1,248,685	$310,570	$—	$1,559,255
Put Options Written	2,010,278	504,000	—	2,514,278
Exchange-Traded Fund Short	15,690	—	—	15,690
Unrealized Depreciation on Open Futures Contracts	57,307	—	—	57,307
Total	$3,331,960	$814,570	$—	$4,146,530

ARAF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$21,232,240	$—	$—	$21,232,240
Investment Purchased as Securities Lending Collateral (b)	—	—	—	8,987,123
Money Market Fund	488,085	—	—	488,085
Total	$21,720,325	$—	$—	$30,707,448

ASSF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$14,864,326	$—	$—	$14,864,326
Exchange-Traded Funds	17,833,342	—	—	17,833,342
U.S. Government & Agencies	—	7,176,689	—	7,176,689
Short-Term Investment	7,342,257	—	—	7,342,257
Unrealized Appreciation on Open Futures Contracts	3,648,641	—	—	3,648,641
Unrealized Appreciation on Swap Contracts	—	7,621	—	7,621
Total	$43,688,566	$7,184,310	$—	$50,872,876

ASSF

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$1,134,737	$—	$—	$1,134,737
Unrealized Depreciation on Swap Contracts	—	2,513	—	2,513
Total	$1,134,737	$2,513	$—	$1,137,250

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

ALSHF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Common Stocks	$36,346,061	$—	$—		$36,346,061
Right	—	—	—	^	—
Short-Term Investments	3,035,293	—	—		3,035,293
Total	$39,381,354	$—	$—		$39,381,354

ARIF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Common Stocks	$12,737,775	$—	$—		$12,737,775
Preferred Stock	987,200	—	—		987,200
Asset Backed Securities	—	6,592,963	—		6,592,963
Collateralized Mortgage Obligations	—	172,611	—		172,611
Convertible Bonds	—	1,961,339	—		1,961,339
Corporate Bonds	—	9,292,634	—		9,292,634
Term Loans	—	919,457	—		919,457
U.S. Government & Agencies	—	349,722	—		349,722
Commercial Paper	—	1,245,771	—		1,245,771
Short-Term Investment	9,515,011	—	—		9,515,011
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	38,858	—		38,858
Total	$23,239,986	$20,573,355	$—		$43,813,341

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized appreciation (depreciation) on swaps, forwards and futures contracts open as of March 31, 2026.

^	Includes securities valued at $0.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations. For the year ended March 31, 2026 only ARIF invested in forward foreign currency contracts.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the year ended March 31, 2026, APOF and ASSF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. For the year ended March 31, 2026, only ASSF invested in credit default swap contracts.

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended March 31, 2026, only APOF invested in options.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at March 31, 2026 was as follows:

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
APOF
	Future Contracts	Equity	Unrealized appreciation on open futures contracts	$815
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	(57,307)
			Total	$(56,492)

	Options Purchased	Equity	Investments, At Value	4,836,828
			Total	$4,836,828

	Options Written	Equity	Options Written	4,073,533
			Total	$4,073,533

			Location of derivatives on Statement of Assets and Liabilities	Fair value of
Fund	Derivative	Risk Type	(Consolidated)	asset/liability derivatives
ASSF
	Credit Default Swap Contracts	Credit	Unrealized appreciation on swap contracts	$7,621
	Credit Default Swap Contracts	Credit	Unrealized depreciation on swap contracts	(2,513)
			Total	$5,108

	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$3,352,177
		Currency	Unrealized appreciation on open futures contracts	30,524
		Equity	Unrealized appreciation on open futures contracts	15,430
		Interest	Unrealized appreciation on open futures contracts	250,510
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(596,751)
		Currency	Unrealized depreciation on open futures contracts	(242,525)
		Equity	Unrealized depreciation on open futures contracts	(208,802)
		Interest	Unrealized depreciation on open futures contracts	(86,659)
			Total	$2,513,904

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Unrealized appreciation on forward foreign currency exchange contracts	$38,858
			Total	$38,858

The effect of derivative instruments on the Statements of Operations for the year ended March 31, 2026 were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$(305,101)
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	880
			Total	$(304,221)

	Options Purchased	Equity	Net realized gain (loss) from Investments	$(1,118,121)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Investments	(1,247,104)
			Total	$(2,365,225)

	Options Written	Equity	Net realized gain (loss) from Options Written	$5,060,508
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	1,267,509
			Total	$6,328,017

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (Consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Credit	Net realized gain (loss) from Swap Contracts	$35,138
	Credit Default Swap Contracts	Credit	Net change in unrealized appreciation (depreciation) on Swap Contracts	13,319
			Total	$48,457

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$2,225,613
		Currency	Net realized gain (loss) from Futures Contracts	366,671
		Equity	Net realized gain (loss) from Futures Contracts	27,027
		Interest	Net realized gain (loss) from Futures Contracts	(1,235,521)
			Total	$1,383,790

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on Futures Contracts	$2,482,748
		Currency	Net change in unrealized appreciation (depreciation) on Futures Contracts	(273,143)
		Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(198,112)
		Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	(421,640)
			Total	$1,589,853
			Total	$2,973,643

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$58,267
			Totals	$58,267

During the year ended March 31, 2026, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2026.

APOF
					Gross Amounts of Assets and Liabilities Not Offset in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	StoneX Financial Inc.	$815	$—	$815	$(815)	$—	$—
Total		$815	$—	$815	$(815)	$—	$—	(2)
Liabilities:
Futures Contracts	StoneX Financial Inc.	$57,307	$—	$57,307	$(57,307)	$—	$—
Total		$57,307	$—	$57,307	$(57,307)	$—	$—	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with StoneX Financial Inc.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

During the year ended March 31, 2026, ASSF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2026.

ASSF
					Gross Amounts of Assets and Liabilities Not Offset in
					the Consolidated Statement of Assets and Liabilities
		Gross Amounts
		Recognized in	Gross Amounts
		the	Offset in the	Net Amounts
		Consolidated	Consolidated	Presented in the
		Statements of	Statements of	Consolidated
		Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	Societe Generale	$3,648,641	$—	$3,648,641	$(1,134,737)	$—	$2,513,904
Swap Contracts	Societe Generale	7,621	—	7,621	(2,513)	—	5,108
Total		$3,656,262	$—	$3,656,262	$(1,137,250)	$—	$2,519,012	(2)
Liabilities:
Futures Contracts	Societe Generale	$1,134,737	$—	$1,134,737	$(1,134,737)	$—	$—
Swap Contracts	Societe Generale	2,513	—	2,513	(2,513)	—	—
Total		$1,137,250	$—	$1,137,250	$(1,137,250)	$—	$—	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with Societe Generale.

During the year ended March 31, 2026, ARIF was subject to a master netting arrangement for the forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2026.

ARIF

					Gross Amounts of Assets and liabilities Presented in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Forward Foreign Currency Exchange Contracts	US Bank	$2,447,774	$—	$2,447,774	$(2,408,916)	$—	$38,858
Total		$2,447,774	$—	$2,447,774	$(2,408,916)	$—	$38,858	(2)
Liabilities:
Forward Foreign Currency Exchange Contracts	US Bank	$2,408,916	$—	$2,408,916	$(2,408,916)	$—	$—
Total		$2,408,916	$—	$2,408,916	$(2,408,916)	$—	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with US Bank.

The value of derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year ended March 31, 2026, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and ARIF.

c)       Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of March 31, 2026, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Fund’s tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2024 to March 31, 2025, or expected to be taken in the Funds’ March 31, 2026 year-end tax returns. Except for the AlphaCentric Income Opportunities Fund in which its tax period-ended November 30, 2022 to November 30, 2024, or expected to be taken in the Funds’ November 30, 2025, year-end tax returns.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

d)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALSHF. AIOF and ARIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

e)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

h)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from future claims to be remote. (See note 11)

i)        Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALSHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF and ARIF. Investments in Class A shares in all Funds made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended March 31, 2026, there were $0 CDSC fees paid.

j)       Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

k)       Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in ASSF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception	ASSF-CFC’s
	Date of	Net Assets at	% of Net Assets at
	ASSF-CFC	March 31, 2026	March 31, 2026
ASSF-CFC	8/8/2019	$7,602,745	14.67%

ASSF-CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk – By investing in commodities indirectly through ASSF-CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, ASSF-CFC is an exempted Cayman investment company. ASSF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, ASSF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, ASSF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

(2)	INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$33,472,434	$60,052,320
APOF	$33,478	$2,521,187
ARAF	$27,917,637	$21,756,931
ASSF	$169,396,459	$167,906,916
ALSHF	$37,858,332	$51,776,590
ARIF	$61,582,484	$73,092,310

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment adviser to the Funds pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) with the Trust. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The investment sub-advisers have day-to-day responsibility over the relevant Fund’s portfolios. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

The Adviser and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”), approved annually, under which the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) that do not exceed the expense limitation shown in the table below, which is based on each Fund’s average daily net assets.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

		Expense Limitation
							Advisory Fees
	Advisory						Waived/ Expenses
Fund	Agreement	Class A	Class C	Class I	Expires	Total Advisory fee	Reimbursed
AIOF	1.30%	1.74%	2.49%	1.49%	July 31, 2026	$3,155,010	$409,575
APOF	1.75%	2.24%	2.99%	1.99%	July 31, 2026	677,715	162,435
ARAF	1.25%	1.65%	2.40%	1.40%	July 31, 2026	249,805	187,958
ASSF	1.35%	1.85%	2.60%	1.60%	July 31, 2026	608,491	155,863
ALSHF	1.25%	1.65%	2.40%	1.40%	July 31, 2026	458,587	246,002
ARIF	1.50%	1.74%	2.49%	1.49%	July 31, 2026	696,810	356,347

For the year ended March 31, 2026, the Adviser waived advisory fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts. The Adviser may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the Limitation in effect at the time of recoupment, no later than the dates as stated below:

Fund	2027	2028	2029
AIOF	$686,763	$297,138	$409,575
APOF	153,036	177,009	162,435
ARAF	199,793	168,912	187,958
ASSF	138,723	150,163	155,863
ALSHF	245,808	314,249	246,002
ARIF	296,073	372,528	356,347

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Adviser, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 for each additional fund; $400 for the Adviser and each sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Adviser and Catalyst Capital Advisors, LLC (an investment adviser to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees”), are paid a quarterly retainer and receive compensation for each special board meeting and risk and compliance committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust to which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”) provides financial administration, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

The Trust has adopted a Master Distribution Plan pursuant to rule 12b- 1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and the Adviser for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

For the year ended March 31, 2026, the Distributor received the following in underwriter commissions from the sale of Class A shares of the

Funds:

Fund	Underwriter Commissions
AIOF	$7,826
APOF	1,435
ARAF	49,002
ASSF	132
ALSHF	14,272
ARIF	23,197

(4)	CREDIT FACILITY

Effective January 22, 2025, the Trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $75,000,000 line of credit with U.S. Bank National Association (the “2025 Revolving Credit Agreement”) that applies to all of the Funds, that expired on January 21, 2026. Borrowings under the 2025 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 22, 2025 through January 21, 2026, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 15% gross market value of AIOF, APOF, ARAF, ASSF, ALSHF and ARIF; or (c) 33.33% of a Fund’s daily market value.

Effective January 21, 2026, the Trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $75,000,000 line of credit with U.S. Bank National Association (the “2026 Revolving Credit Agreement”) that applies to all of the Funds, that is set to expire on January 21, 2027. Borrowings under the 2026 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 21, 2026 through March 31,2026, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lesser of (a) $75,000,000; (b) 15% gross market value of AIOF, APOF, ASSF, ALSHF, and ARIF, and 10% gross market value and of ARAF; or (c) 33.33% of a Fund’s daily market value. ASSF did not borrow during the year ended March 31, 2026. For the year ended March 31, 2026, amounts outstanding to AIOF, APOF, ARAF, ALSHF and ARIF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	4/4/2025-3/31/2026	$128,755	$13,916,000	$4,685,250	6.13%	$16,822,000	6.50%
APOF	6/9/2025-6/10/2025	432	—	87,000	6.50%	87,000	6.50%
ARAF	12/22/2025-12/23/2025	427	—	62,000	5.75%	62,000	5.75%
ALSHF	10/2/2025-10/3/2025	629	—	1,214,000	6.25%	1,214,000	6.25%
ARIF	10/2/2025-10/3/2025	429	—	72,000	6.25%	72,000	6.25%

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Co. Inc. owned 40.6% of AIOF. Charles Schwab & Co. Inc. owned 31.3% of APOF. National Financial Services LLC owned 49.3% of ARAF. Hartz Capital Investments LLC owned 63.8% of ASSF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc., National Financial Services LLC and Hartz Capital Investments LLC are also owned beneficially.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the year ended March 31, 2026 (for the tax period-ended November 30, 2025 for the AlphaCentric Income Opportunities Fund) and March 31, 2025 (for the tax period-ended November 30, 2024 for the AlphaCentric Income Opportunities Fund) was as follows:

For the year ended March 31, 2026:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$10,128,802	$—	$9,953,843	$—	$20,082,645
AlphaCentric Premium Opportunity Fund	1,241,661	924,319	—	—	2,165,980
AlphaCentric Robotics and Automation Fund	—	268,203	—	—	268,203
AlphaCentric Symmetry Strategy Fund	—	—	—	—	—
AlphaCentric Life Sciences and Healthcare Fund	615,991	—	—	—	615,991
AlphaCentric Real Income Fund	3,022,546	—	—	—	3,022,546

For the year ended March 31, 2025:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$14,457,945	$—	$10,297,851	$—	$24,755,796
AlphaCentric Premium Opportunity Fund	1,377,961	—	—	—	1,377,961
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	—	—	—	—	—
AlphaCentric Life Sciences and Healthcare Fund	1,154,717	—	—	—	1,154,717
AlphaCentric Real Income Fund	2,925,414	639,795	—	—	3,565,209

As of each Fund’s tax year-ended March 31, 2026 (for the tax period-ended November 30, 2025, for the AlphaCentric Income Opportunities Fund), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(336,703,195)	$—	$67,995,325	$(268,707,870)
AlphaCentric Premium Opportunity Fund	—	470,925	3,464	(1,883,036)	—	—	(45,040)	(1,453,687)
AlphaCentric Robotics and Automation Fund	—	59,342	852,010	—	—	—	(329,182)	582,170
AlphaCentric Symmetry Strategy Fund	—	5,407,089	—	—	—	2,777,055	1,727,780	9,911,924
AlphaCentric Life Sciences and Healthcare Fund	—	—	—	(62,278)	(7,411,071)	—	6,189,750	(1,283,599)
AlphaCentric Real Income Fund	—	—	—	(46,071)	—	—	(1,160,027)	(1,206,098)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 futures, options, swaps and passive foreign investment companies, adjustments for partnerships, Section 305(c) deemed dividend distributions and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation in the table above includes unrealized foreign currency gains (losses) of $1,005, $(5,117), and $(410) for AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, and AlphaCentric Real Income Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	—
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Sciences and Healthcare Fund	62,278
AlphaCentric Real Income Fund	46,071

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	1,883,036
AlphaCentric Robotics and Automation Fund	—
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Sciences and Healthcare Fund	—
AlphaCentric Real Income Fund	—

At March 31, 2026, the Funds (for the tax period-ended November 30, 2025, for the AlphaCentric Income Opportunities Fund) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$336,703,195	$—	$336,703,195	$1,499,232
AlphaCentric Premium Opportunity Fund	—	—	—	2,026,456
AlphaCentric Robotics and Automation Fund	—	—	—	658,438
AlphaCentric Symmetry Strategy Fund	—	—	—	2,137,309
AlphaCentric Life Sciences and Healthcare Fund	1,823,204	5,587,867	7,411,071	—
AlphaCentric Real Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, prior year true up adjustment, and the ASSF Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2026 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$—	$—
AlphaCentric Premium Opportunity Fund	—	—
AlphaCentric Robotics and Automation Fund	—	—
AlphaCentric Symmetry Strategy Fund	(2,559,375)	2,559,375
AlphaCentric Life Sciences and Healthcare Fund	(109,383)	109,383
AlphaCentric Real Income Fund	(73,248)	73,248

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The tax cost the Funds for the year ended March 31, 2026 (except for the AlphaCentric Income Opportunities Fund in which its tax period-ended November 30, 2025) has been adjusted for March 31, 2026 activity. The unrealized appreciation (depreciation) in the table below includes unrealized for written options and other derivatives.

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$164,965,496	$72,169,542	$(9,762,842)	$62,406,700
AlphaCentric Premium Opportunity Fund	18,429,445	—	(45,040)	(45,040)
AlphaCentric Robotics and Automation Fund	31,037,635	3,818,440	(4,148,627)	(330,187)
AlphaCentric Symmetry Strategy Fund	48,083,387	5,582,397	(3,849,500)	1,732,897
AlphaCentric Life Sciences and Healthcare Fund	33,191,604	7,537,313	(1,347,563)	6,189,750
AlphaCentric Real Income Fund	44,934,100	1,297,176	(2,456,793)	(1,159,617)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

APOF currently invests a significant portion of its assets in the First American Treasury Obligations Fund, Class X (“FXFXX”). APOF may redeem its investment in FXFXX at any time if the Adviser determines that it is in the best interest of APOF and its shareholders to do so. APOF’s performance will be directly affected by the performance of FXFXX. The financial statements of FXFXX, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with APOF’s financial statements. As of March 31, 2026, APOF owns 40.5% of FXFXX.

(9)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and its shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counterparty, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principal markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF and ASSF the successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and ARIF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events; the spread of infectious illnesses or other public health issues; tariffs and trade wars; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(10)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. The market value of the loaned securities may increase intraday. In such instances, the value of the collateral held may temporarily fall below the market value of the loaned securities. All interest and dividend payments received on securities which are held

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

on loan, provided that there is no material default, will be paid to ARAF. A portion of the income generated by the investment in ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $8,987,123 as of March 31, 2026. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in ARAF’s Statement of Operations.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of March 31, 2026:

					Gross Amounts Not Offset in the Statement of
					Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral		Net Amount of
Assets:	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments Pledged	Received *		Assets
ARAF
Description:
Securities Loaned	$9,449,703	$—	$9,449,703	$—	$8,987,123	*	$462,580
Total	$9,449,703	$—	$9,449,703	$—	$8,987,123		$462,580

*	The amount is limited to the asset balance and accordingly does not include excess collateral received.

The fair value of the securities loaned for ARAF totaled $9,449,703 as of March 31, 2026. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $8,987,123 for ARAF at March 31, 2026. This amount is offset by a liability recorded as “Payable upon return of securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Funds cannot pledge or resell the collateral.

(11)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in AIOF filed a putative class action in Florida state court, naming the Adviser, the Trust, and others as defendants. Plaintiff alleges that AIOF misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violation of Section 11, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed with prejudice on September 22, 2021.

On October 14, 2020, the same Plaintiff filed a nearly identical putative class action in New York State Court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub-advisor Garrison Point LLC. On February 16, 2023, the New York court dismissed all but one claim for failure to state a claim. A class was certified on July 2, 2024.

On March 24, 2025, the plaintiff filed a “Note of Issue and Certificate of Readiness,” indicating that discovery had been completed and the case was positioned to move forward. In accordance with the court’s rule requiring alternative dispute resolution after the close of discovery, and in response to prior outreach from the plaintiff’s counsel, the parties agreed to private mediation. Subsequent decisions between the parties’ respective counsel and the mediator led to a settlement in principle. On September 26, 2025, an order was entered staying all deadlines in the case to allow the parties to document the settlement and prepare a schedule for further proceedings. A Stipulation of Settlement was executed by the parties’ counsel on January 20, 2026, and an unopposed motion for preliminary approval of the settlement, including notice to the Class, was filed on January 21, 2026 (the “Preliminary Approval Motion”). On February 4, 2026, the court entered an Order granting the Preliminary Approval Motion, including notice to the Class, and setting a hearing date to consider final approval of the settlement for June 4, 2026.

The proposed settlement would resolve all claims against all defendants for $20,000,000, all of which would be paid by insurance. Management of the Trust has determined that the amount of the loss to the Trust is not reasonably estimable because the settlement was jointly negotiated to address all claims against all defendants without attribution of settlement proceeds to any specific defendant. Additionally, the settlement funds were provided by several insurers covering multiple defendants as part of a global settlement without attribution to any specific defendant. Therefore, consistent with ASC 450, Trust management has determined that the settlement amount should not be recognized as liability in AIOF’s financial statements.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2026

AIOF incurred legal costs in the current fiscal year that relate to the class action lawsuit reported on the Statement of Operations as Legal fees, which were reimbursed through insurance. These reimbursements are reported on AIOF’s Statement of Operations as Expenses reimbursed by insurance and also include insurance reimbursements related to legal costs incurred in prior years.

(12)	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Fund’s officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund, and AlphaCentric Real Income Fund and
Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Mutual Fund Series Trust as of March 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund*, and AlphaCentric Life Sciences and Healthcare Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and 2022
AlphaCentric Real Income Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and for the period from May 28, 2021 (commencement of operations) through March 31, 2022

*	The financial statements referred to above, in addition to the statement of assets and liabilities and schedule of investments, are consolidated financial statements.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 | 866.818.4538 fax | cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
May 30, 2026

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Advisory Agreement between the Mutual Fund Series Trust and AlphaCentric Advisors, LLC with respect to the AlphaCentric Income Opportunities Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Real Income Fund and AlphaCentric Symmetry Strategy Fund.

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of the advisory agreement (the “Advisory Agreement”) between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”) with respect to the AlphaCentric Income Opportunities Fund (“AlphaCentric IO”), AlphaCentric Life Sciences and Healthcare Fund, (“AlphaCentric LH”), AlphaCentric Premium Opportunity Fund, (“AlphaCentric PO”), AlphaCentric Robotics and Automation Fund, (“AlphaCentric RA”), AlphaCentric Real Income Fund (“AlphaCentric RI”) and AlphaCentric Symmetry Strategy Fund (“AlphaCentric SS”), and (collectively, the “AlphaCentric Funds”).

The Board examined AlphaCentric’s responses to a series of questions regarding, among other things, its advisory services provided to the AlphaCentric Funds, comparative fee and expense information, and AlphaCentric’s profitability from managing the AlphaCentric Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed AlphaCentric’s key personnel and noted its familiarity with the level of service AlphaCentric provided. The Board considered that, for those AlphaCentric Funds with a sub-advisor, AlphaCentric oversaw each sub-advisor’s compliance and risk management programs. The Board noted that AlphaCentric served as the Rule 2a-5 valuation designee for the AlphaCentric Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board reviewed AlphaCentric’s compliance program and noted that it was appropriately focused on risk management and that its chief compliance officer worked closely with the Trust’s chief compliance officer. The Board acknowledged that AlphaCentric reported no material compliance or cybersecurity issues since the most recent renewal of the advisory agreement, and that it may use AI for idea generation, but not for foundational research. The Board agreed that AlphaCentric provided quality, comprehensive services to the AlphaCentric Funds.

Performance. The Board reviewed the performance of each AlphaCentric Fund relative to its peer group, Morningstar category and benchmark index.

AlphaCentric IO: The Board observed that AlphaCentric IO underperformed the peer group, benchmark index, and both Morningstar categories for all time periods. The Board noted that AlphaCentric explained that this underperformance was due to high interest rates, including one of the fastest and largest rate hikes in history, and AlphaCentric IO’s concentration in subprime non-agency residential mortgage-backed securities. The Fund was impacted more than peers because of longer-duration holdings as well as larger spread widening in the particular sectors of the Fund’s emphasis. The Board noted that AlphaCentric believed that if interest rates continued to be cut as expected, and inflation remained steady, the Fund was positioned to perform well going forward. The Board determined to monitor AlphaCentric IO’s performance over a full market cycle.

AlphaCentric LH: The Board noted that AlphaCentric LH outperformed the peer group average, Morningstar category, and S&P 500 Biotechnology TR Index for the 3-year, 5-year, and since inception periods, but underperformed the S&P 500 TR Index (“S&P 500”) and S&P 500 Health Care Sector TR Index for the 3-year and since inception periods. The Board noted that

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

despite the Fund’s negative performance over the 1-year period, it outperformed its peer group and the S&P 500 Biotechnology Sector TR Index for the 1-year period and slightly trailed the Morningstar category. The Board acknowledged that AlphaCentric changed sub-advisors for AlphaCentric LH in November 2024 and that the sub-advisor was in the process of repositioning the portfolio

AlphaCentric PO: The Board observed that AlphaCentric PO slightly underperformed the peer group average and Morningstar category for the 1-year period but trailed all benchmarks for the 3- and 5-year periods. The Board noted AlphaCentric PO outperformed the peer group average and Morningstar category for the since inception period. The Board noted that AlphaCentric explained that AlphaCentric PO was not fully invested in equities and therefore could not keep up with the S&P 500 during extended periods of strong equity markets.

AlphaCentric RA: The Board noted that AlphaCentric RA significantly outperformed all benchmarks for the 1-year period. The Board observed that AlphaCentric RA outperformed the peer group and Morningstar category for the 3-year and since inception periods but trailed the peer group for the 5-year period. The Board noted AlphaCentric RA underperformed the S&P 500 benchmark and MSCI ACWI Gross index for the 3-year, 5-year, and since inception periods. The Board considered that AlphaCentric noted that strong recent performance could be attributed to certain high conviction securities which buoyed AlphaCentric RA’s overall performance in prior periods.

AlphaCentric RI: The Board recognized AlphaCentric RI outperformed the peer group and Real Estate Morningstar category for the 1-year period but slightly underperformed the benchmark index and underperformed the Nontraditional Bond Morningstar category over the same time period. The Board noted AlphaCentric RI outperformed all benchmarks for both the 3-year and since inception periods. The Board noted that AlphaCentric attributed AlphaCentric RI’s recent underperformance to shorter duration bonds held in the portfolio compared to the bonds in the benchmark index and Nontraditional Bond Morningstar category and that AlphaCentric RI was expected to underperform these benchmarks in a declining interest rate environment.

AlphaCentric SS: The Board commented that AlphaCentric SS outperformed the Morningstar category for the 1-year period, the peer group average and Morningstar category over the 5-year and 10-year periods, and the benchmark index for the 5-year period. The Board discussed AlphaCentric’s explanation that the traditional component of AlphaCentric SS’s portfolio contributed to its performance while the alternative component detracted from performance in the 1-year period. The Board acknowledged that AlphaCentric SS was intended to provide a balanced approach between the two components. After discussion, the Board concluded that the performance of each AlphaCentric Fund was acceptable.

Fees and Expenses.

AlphaCentric IO: The Board noted that AlphaCentric IO’s advisory fee was above the high of its peer group but was within the range of the Multisector Bond and Nontraditional Bond Morningstar categories. The Board acknowledged that when taking the expense limitation into account, the net advisory fee received was below the median and average for the peer group and both Morningstar categories. The Board added that the net expense ratio was above the range for the peer group but within the range for both Morningstar categories.

AlphaCentric LH: The Board observed that the advisory fee for AlphaCentric LH equaled the high of the peer group and Morningstar category. The Board noted that the net-advisory fee received was on par with the average of the peer group. The Board noted that the net expense ratio was above the medians and averages for the peer group and Morningstar category but well below the highs of both.

AlphaCentric PO: The Board observed that the AlphaCentric PO advisory fee was above the peer group’s and Morningstar category’s median and average but within the ranges of each. The Board noted the net expense ratio was above the medians and averages of the peer group and Morningstar category but well below the highs of each.

AlphaCentric RA: The Board observed that AlphaCentric RA’s advisory fee was tied with the high of the peer group and Morningstar category but noted that when the fee waiver was considered, the net advisory fee was far below the medians and averages of both. The Board noted that the net expense ratio was higher than the medians and averages for the peer group and Morningstar category but well below the highs of both.

AlphaCentric RI: The Board discussed that AlphaCentric RI’s advisory fee was above the peer group median and average but below the peer group high. The Board noted that the advisory fee was above the range for the Real Estate Morningstar category but within the range for the Nontraditional Bond Morningstar category. The Board noted the net advisory fee received was within the range for both Morningstar categories and peer group and well below the highs of each. The Board added that the net expense ratio was below the peer group average and below the highs of both Morningstar categories.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

AlphaCentric SS: The Board noted the advisory fee for AlphaCentric SS was higher than the medians and averages for the peer group and Morningstar category but well below the highs of each. The Board observed that the net expense ratio was below the average for the peer group and the Morningstar category.

The Board concluded that the advisory fee paid by each of the AlphaCentric Funds to AlphaCentric was not unreasonable.

Profitability. The Board reviewed the financial information provided by AlphaCentric and discussed AlphaCentric’s profitability from its services to each of the AlphaCentric Funds. The Board observed that AlphaCentric received a reasonable profit from each AlphaCentric Fund before marketing expenses were taken into account except for AlphaCentric SS, which AlphaCentric was advising at a loss. The Board agreed that AlphaCentric’s profits, on a fund-by-fund basis and with respect to the enterprise, were not excessive.

Economies of Scale. The Board noted that the advisory agreement with AlphaCentric did not include breakpoints to reduce the fee rate based on certain levels of assets and that AlphaCentric did not believe any of the AlphaCentric Funds had reached significant scale to warrant breakpoints. The Board acknowledged that AlphaCentric remained willing to revisit breakpoints at the appropriate time.

Conclusion. Having requested and received such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each AlphaCentric Fund and its shareholders.

Approval of renewal of Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Garrison Point Capital Management, LLC with respect to AlphaCentric Income Opportunities Fund

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”) and Garrison Point Capital Management, LLC (“Garrison Point”) with respect to the AlphaCentric Income Opportunities Fund (“AlphaCentric IO”).

The Board examined Garrison Point’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric IO, comparative fee and expense information, and Garrison Point’s profitability from sub-advising AlphaCentric IO. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the services Garrison Point provided to AlphaCentric IO, noting that Garrison Point provided portfolio monitoring, research services and trade execution services. The Board noted that Garrison Point allocated the portfolio to various asset classes that Garrison Point believed offered the best risk-adjusted values at that time. The Board discussed the investment team, noting that Garrison Point held weekly strategy meetings and was in constant contact throughout the trading day. The Board discussed that Garrison Point collected and analyzed large amounts of data related to the bond market and had strong relationships throughout the market which allowed Garrison Point to buy and sell securities at the best possible prices. The Board observed that there were no material compliance issues since the last renewal and noted that the advisor had recommended renewing the sub-advisory agreement with Garrison Point. After further discussion, the Board concluded that the nature, extent and quality of services provided by Garrison Point were satisfactory.

Performance. The Board discussed that AlphaCentric IO underperformed the peer group, benchmark index, and both Morningstar categories for all time periods. The Board noted the explanation that this underperformance was due to increased interest rates and AlphaCentric IO’s concentration in subprime non-agency residential mortgage-backed securities. The Board noted that Garrison Point believed that if interest rates continued to be cut as expected, and inflation remained steady, AlphaCentric IO was positioned well going forward. The Board determined to monitor AlphaCentric IO’s performance over a full market cycle. After further discussion, the Board agreed that the performance of AlphaCentric IO was acceptable.

Fees and Expenses. The Board observed that Garrison Point received 50% of the net advisory fee. The Board discussed that this was less than Garrison Point charged to other accounts and private funds. After further discussion, the Board concluded that the sub-advisory fee charged with respect to AlphaCentric IO and the allocation of fees between the advisor and Garrison Point were not unreasonable.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

Profitability. The Board discussed that Garrison Point earned a reasonable profit from sub-advising AlphaCentric IO. The Board noted that expenses were allocated based on Garrison Point’s assets under management. The Board discussed other benefits Garrison Point received, including soft dollar arrangements and agreed that excessive profitability was not an issue.

Economies of Scale. The Board discussed whether Garrison Point benefited from economies of scale. The Board acknowledged that AlphaCentric IO’s assets had continued to drop and acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that Garrison Point did not appear to have materially benefited from economies of scale.

Conclusion. Having requested and received such information from Garrison Point as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric IO and its shareholders.

Approval of the Renewal of the Sub-Advisory Agreement between AlphaCentric Advisors LLC and Contego Capital Group, Inc. with respect to AlphaCentric Robotics & Automation Fund

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee”, and collectively the “Independent Trustees”) discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors LLC (“AlphaCentric”) and Contego Capital Group, Inc. (“Contego”) with respect to the AlphaCentric Robotics & Automation Fund (“AlphaCentric RA”).

The Board examined Contego’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric RA, comparative fee and expense information, and Contego’s profitability from sub-advising AlphaCentric RA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed that Contego furnished AlphaCentric RA with advice and recommendations with respect to the investments of AlphaCentric RA’s assets and the purchase and sale of portfolio securities and other investments for AlphaCentric RA. The Board acknowledged that Contego continuously monitored AlphaCentric RA’s investments in pursuit of AlphaCentric RA’s investment objective and to ensure compliance with AlphaCentric RA’s investment policies and restrictions. The Board discussed that Contego’s services included fundamental and quantitative equity research, record keeping, compliance, trading, disaster recovery and account reconciliation. The Board acknowledged that Contego maintained robust backup systems and that it reviewed trading activity on a quarterly basis to monitor brokers and assess best execution. The Board noted that Contego reported no compliance issues and no material litigation since the most recent renewal of the sub-advisory agreement and that the advisor had recommended continuing the sub-advisory agreement with Contego. The Board concluded that Contego provided quality services to AlphaCentric RA.

Performance. The Board noted that AlphaCentric RA significantly outperformed all benchmarks for the 1-year period. The Board observed that AlphaCentric RA outperformed the peer group and Morningstar category for the 3-year and since inception periods but trailed the peer group for the 5-year period. The Board noted AlphaCentric RA underperformed the S&P 500 benchmark and MSCI ACWI Gross index for the 3-year, 5-year, and since inception periods. The Board considered that strong recent performance was attributed to certain high conviction securities which buoyed AlphaCentric RA’s overall performance in prior periods. The Board concluded that the performance of AlphaCentric RA was acceptable.

Fees and Expenses. The Board reviewed the fees paid to Contego and the allocation of fees between Contego and the advisor relative to their respective duties and other factors. The Board noted that Contego received 50% of the net advisory, which was less than Contego charged to other similar accounts. After further discussion the Board agreed that the sub-advisory fee received by Contego for AlphaCentric RA was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Contego, noting that Contego sub-advised AlphaCentric RA at a loss and therefore excess profitability was not a concern.

Economies of Scale. The Board considered whether AlphaCentric RA had reached the size that Contego benefited from economies of scale. The Board acknowledged that this was generally an advisor issue and noted that it should be considered in terms of the

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

advisory agreement and its potential impact on Contego’s expenses. The Board noted that AlphaCentric RA had increased in size but agreed that it was unlikely that Contego benefited from any meaningful economies of scale.

Conclusion. Having requested and received such information from Contego as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Contego, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric RA and its shareholders.

Approval of the Renewal of the Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Mount Lucas Management LP with respect to AlphaCentric Symmetry Strategy Fund

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”) and Mount Lucas Management LP (“Mount Lucas”) (including its wholly-owned subsidiary, ASSF Fund Limited). with respect to the AlphaCentric Symmetry Strategy (“AlphaCentric SS”).

The Board examined Mount Lucas’ responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric SS, comparative fee and expense information, and Mount Lucas’ profitability from sub-advising AlphaCentric SS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed the key investment personnel involved in servicing AlphaCentric SS, noting that there were no changes from the prior year. The Board reviewed that Mount Lucas implemented AlphaCentric SS’s investment strategy, making investment decisions and executing transactions. The Board noted that Mount Lucas conducted extensive research on potential portfolio companies. The Board discussed that Mount Lucas used computerized trade support functions and used the capabilities to research new investment strategies and perform complex portfolio analysis. The Board observed that Mount Lucas invested in a variety of asset classes including ETFs, common stock, and derivatives. The Board acknowledged that Mount Lucas reported no cyber security incidents, compliance issues or material litigation since the most recent renewal of the sub-advisory agreement. The Board noted that the advisor recommended renewing the sub-advisory agreement. After further discussion, the Board agreed that Mount Lucas had the experience and resources necessary to continue providing quality services to AlphaCentric SS.

Performance. The Board commented that AlphaCentric SS outperformed the Morningstar category for the 1-year period, outperformed the peer group average and Morningstar category over the 5-year and 10-year periods, and the benchmark index for the 5-year period. The Board discussed the explanation that the traditional component of AlphaCentric SS’s portfolio contributed to its performance while the alternative component detracted from performance in the 1-year period. The Board acknowledged that AlphaCentric SS was intended to provide a balanced approach between the two components. After further discussion, the Board agreed that the performance of AlphaCentric SS was acceptable.

Fees and Expenses. The Board observed that Mount Lucas received 100% of the net advisory fees from accounts converted from AlphaCentric SS’s predecessor fund and 50% of the net advisory fee from all other assets in AlphaCentric SS. The Board discussed that the fee charged to AlphaCentric SS was in line with the fee Mount Lucas charged for other accounts. After further discussion, the Board concluded that the sub-advisory fees received by Mount Lucas from the advisor for AlphaCentric SS were not unreasonable

Profitability. The Board reviewed the profitability analysis provided by Mount Lucas, noting that Mount Lucas sub-advised AlphaCentric SS at a reasonable profit. The Board noted that Mount Lucas’s expenses were allocated to AlphaCentric SS based on assets under management. After further discussion, the Board concluded that excessive profitability for Mount Lucas was not an issue.

Economies of Scale. The Board reviewed whether AlphaCentric SS had reached the size where Mount Lucas benefited from economies of scale and acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed that it was unlikely that Mount Lucas benefitted from material economies of scale.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

Conclusion. Having requested and received such information from Mount Lucas as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric SS and its shareholders.

Approval of the Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Kennedy Capital Management, LLC with respect to AlphaCentric Life Sciences and Healthcare Fund.

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”) and Kennedy Capital Management, LLC (“Kennedy”) with respect to the AlphaCentric Life Sciences and Healthcare Fund (“AlphaCentric LH”).

The Board examined Kennedy’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric LH, comparative fee and expense information, and Kennedy’s profitability from sub-advising AlphaCentric LH. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel involved in servicing AlphaCentric LH, noting that an assistant portfolio manager was added to AlphaCentric LH since approval of the advisory agreement. The Board acknowledged that Kennedy conducted extensive research on potential investments which included discussions with management, data gathering, and onsite visits. The Board noted that Kennedy’s utilized proprietary tools to analyze potential investments with a focus on return on invested capital as a measure of corporate performance. The Board discussed that Kennedy maintained an investment policy committee chaired by its chief investment officer that ensured that all funds advised by Kennedy, including AlphaCentric LH, complied with their specific investment objectives and restrictions. The Board noted that the investment policy committee also closely monitored the liquidity of AlphaCentric LH. The Board acknowledged that Kennedy selected broker-dealers on the basis of best execution. The Board recognized that Kennedy developed a robust trade allocation policy to address any potential conflicts of interest between AlphaCentric LH and other funds advised by Kennedy. The Board observed that Kennedy reported no material changes to its cybersecurity controls, and that it experienced no material compliance issues in the past year. After further discussion, the Board concluded that Kennedy had the resources and ability to continue providing high quality service to AlphaCentric LH.

Performance. The Board noted that despite the Fund’s negative performance over the 1-year period, it outperformed its peer group and the S&P 500 Biotechnology Sector TR Index for the 1-year period and slightly trailed the Morningstar category. The Board acknowledged that Kennedy had only been sub-advisor to AlphaCentric LH since November 2024 and that Kennedy was in the process of repositioning the portfolio. The Board agreed that AlphaCentric LH’s performance was acceptable

Fees and Expenses. The Board observed that Kennedy received a maximum sub-advisory fee of 50% of the net advisory. The Board discussed the fee split between Kennedy and the advisor and concluded that the sub-advisory fee received by Kennedy for AlphaCentric LH was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Kennedy, noting that Kennedy sub-advised AlphaCentric LH at a reasonable profit. After further discussion, the Board concluded that excessive profitability for AlphaCentric LH was not an issue at this time.

Economies of Scale. The Board acknowledged that Kennedy had only recently become sub-advisor to AlphaCentric LH. It noted that economies of scale was generally an advisor issue and should be considered in terms of the advisory agreement and its potential impact on Kennedy’s expenses. The Board agreed it was unlikely that Kennedy had benefited from any economies of scale.

Conclusion. Having requested and received such information from Kennedy as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of AlphaCentric LH and its shareholders.

Approval of a Sub-Advisory Agreement between AlphaCentric Advisors, LLC and CrossingBridge Advisors, LLC respect to AlphaCentric Real Income Fund

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

At a meeting held on November 18 and 21, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed a new sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”) and CrossingBridge Advisors, LLC (“CrossingBridge”) with respect to the AlphaCentric Real Income Fund (“AlphaCentric RI”).

The Board examined CrossingBridge’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric RI, comparative fee and expense information, and CrossingBridge’s profitability from sub-advising AlphaCentric RI. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed that there were no changes to CrossingBridge’s key personnel servicing AlphaCentric RI since the approval of the sub-advisory agreement. The Board observed that CrossingBridge investment advisory services for AlphaCentric RI included research on existing and potential investments, making investment decisions, monitoring investment activity and portfolio reconciliation. The Board noted that CrossingBridge utilized an order management system with a specific compliance module that alerted portfolio managers and the compliance team if a trade did not comply with AlphaCentric RI’s investment requirements. The Board noted that CrossingBridge reported no material cyber security issues, compliance issues, or material litigation reported. After further discussion, the Board concluded that CrossingBridge had the resources and ability to continue to provide high quality service to AlphaCentric RI.

Performance. The Board recognized that AlphaCentric RI outperformed the peer group and Real Estate Morningstar category for the 1-year period but slightly underperformed the benchmark index and Nontraditional Bond Morningstar category over the same time period. The Board acknowledged CrossingBridge started in November 2024 and thus the 1-year period was the most relevant. The Board noted that AlphaCentric RI’s underperformance was attributed to the shorter duration bonds held in its portfolio compared to the bonds in the benchmark index and Nontraditional Bond Morningstar category and that AlphaCentric RI was expected to underperform these benchmarks in a declining interest rate environment. The Board agreed that the performance of AlphaCentric RI was acceptable.

Fees and Expenses. The Board observed that CrossingBridge was paid on a tiered fee structure based on AlphaCentric RI’s average daily net asset value. The Board discussed the sub-advisory fee over different asset levels and in relation to the allocation of fees and responsibilities between the advisor and CrossingBridge. After discussion, the Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by CrossingBridge, noting that CrossingBridge sub-advised AlphaCentric RI at a loss. The Board concluded therefore that excess profitability was not a concern.

Economies of Scale. The Board acknowledged that CrossingBridge had only recently become sub-advisor to AlphaCentric RI. The Board noted that economies of scale were generally an advisor issue and should be considered in terms of the advisory agreement and its potential impact on sub-advisor expenses. The Board agreed it was unlikely that CrossingBridge benefited from any economies of scale.

Conclusion. Having requested and received information from CrossingBridge as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the sub-advisory agreement was in the best interests of AlphaCentric RI and its shareholders.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISER
AlphaCentric Advisors, LLC 207 Calle del Parque, AM Tower, Floor 7 Suite 2 San Juan, PR 00912

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
8101 East Prentice Ave Suite 750
Greenwood Village, CO 80111

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive. Suite 302
Milwaukee, WI 53212

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)

/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	6/8/26